Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	CFIS
Entity Registrant Name	COMMUNITY FINANCIAL SHARES INC
Entity Central Index Key	0001123735
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 4,498	$ 4,486	$ 4,553
Interest-bearing deposits	41,949	39,772	27,934
Cash and cash equivalents	46,447	44,258	32,487
Interest-bearing time deposits	1,941	3,435	4,827
Securities available for sale	50,857	43,931	43,175
Loans held for sale	3,651	633	1,770
Loans, less allowance for loan losses	194,217	198,110	221,607
Foreclosed assets, net	11,078	9,265	3,008
Real estate held for investment			4,318
Prepaid FDIC assessment		490	1,506
Federal Home Loan Bank stock	1,895	5,398	5,398
Premises and equipment, net	14,871	15,121	15,535
Cash value of life insurance	6,362	6,182	5,938
Interest receivable and other assets	2,859	2,163	7,527
Total assets	334,178	328,986	347,096
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	307,430	301,101	309,080
Federal Home Loan Bank advances	13,000	13,000	13,000
Other borrowings	1,300	1,300	1,500
Subordinated debentures	3,609	3,609	3,609
Interest payable and other liabilities	3,354	2,726	2,152
Total liabilities	328,693	321,736	329,341
Commitments and contingencies
Shareholders' equity
Common stock - no par value, 5,000,000 shares authorized; 1,245,267 shares issued and outstanding
Preferred stock - $1.00 par value, 1,000,000 shares authorized; 7,319 shares issued and outstanding	7	7	7
Paid-in capital	12,097	12,033	11,954
Retained earnings (accumulated deficit)	(7,326)	(5,407)	6,046
Accumulated other comprehensive income (loss)	707	617	(252)
Total shareholders' equity	5,485	7,250	17,755
Total liabilities and shareholders' equity	$ 334,178	$ 328,986	$ 347,096

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses	$ 5,309	$ 8,854	$ 7,679
Common stock, no par value
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	1,245,267	1,245,267	1,245,267
Common stock, shares outstanding	1,245,267	1,245,267	1,245,267
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	7,319	7,319	7,319
Preferred stock, shares outstanding	7,319	7,319	7,319

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Interest and fees on loans	$ 2,719	$ 2,930	$ 8,289	$ 8,855	$ 11,731	$ 12,137
Securities:
Taxable	241	254	710	774	989	1,034
Exempt from federal income tax	82	110	283	332	437	529
Federal Home Loan Bank dividends and other	38	27	117	87	121	100
Total interest and dividend income	3,080	3,321	9,399	10,048	13,278	13,800
Interest expense
Deposits	426	487	1,343	1,560	2,041	2,865
Federal Home Loan Bank advances and other borrowed funds	89	101	286	301	399	468
Subordinated debentures	19	17	58	53	71	72
Total interest expense	534	605	1,687	1,914	2,511	3,405
Net interest income	2,546	2,716	7,712	8,134	10,767	10,395
Provision for loan losses	180	173	1,137	2,867	6,171	8,340
Net interest after provision for loan losses	2,366	2,543	6,575	5,267	4,596	2,055
Non-interest income
Service charges on deposit accounts	98	108	289	323	423	500
Gain on sale of loans	229	126	609	467	722	825
Gain on sale of securities			141	104	104	139
Write-down on foreclosed assets and other real estate owned			(424)	(255)	(901)	(468)
Gain (loss) on sale of foreclosed assets	(25)	(33)	(20)	(28)	69	(3)
Increase in cash surrender value of bank-owned life insurance			180	182	243	239
Other non-interest income	256	272	800	809	957	582
Total non-interest income	558	473	1,395	1,420	1,617	1,814
Non-interest expense
Salaries and employee benefits	1,548	1,402	4,361	4,264	5,632	5,575
Net occupancy and equipment expense	313	345	962	1,037
Net occupancy expense					880	869
Equipment expense					498	507
Data processing expense	317	300	930	889	1,185	1,102
Advertising, promotions, and marketing	81	72	218	188	277	296
Professional fees	254	255	778	770	1,053	928
FDIC insurance premiums	319	296	912	829	1,217	746
Other real estate owned expenses	141	134	412	394	511	546
Other operating expenses	335	325	1,033	939	1,309	1,239
Total non-interest expense	3,308	3,129	9,606	9,310	12,562	11,808
Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank	(384)	(113)	(1,636)	(2,623)	(6,349)	(7,939)
Income tax expense (benefit)	(30)	(112)	(56)	(482)	4,657	(3,365)
Net Loss	(354)	(1)	(1,580)	(2,141)	(11,006)	(4,574)
Preferred stock dividend and accretion	(114)	(113)	(339)	(335)	(447)	(444)
Loss available to common shareholders	$ (468)	$ (114)	$ (1,919)	$ (2,476)	$ (11,453)	$ (5,018)
Loss per share
Basic	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.2)	$ (4.03)
Diluted	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.2)	$ (4.03)
Average shares outstanding basic	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Average shares outstanding diluted	1,245,267	1,245,267	1,245,267	1,245,267	1,245,627	1,245,267
Dividends per share	$ 0	$ 0	$ 0	$ 0

Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Number of Common Shares	Preferred stock USD ($)	Paid-In Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning balance at Dec. 31, 2009	$ 22,707		$ 7	$ 11,877	$ 11,064	$ (241)
Beginning balance (in shares) at Dec. 31, 2009		1,245,267
Comprehensive loss
Net loss	(4,574)				(4,574)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	(11)					(11)
Total comprehensive loss	(4,585)
Preferred stock dividends (5%)	(380)				(380)
Discount accretion on preferred stock	(64)			64	(64)
Stock option expense	13			13
Ending Balance at Dec. 31, 2010	17,755		7	11,954	6,046	(252)
Ending balance (in shares) at Dec. 31, 2010		1,245,267
Comprehensive loss
Net loss	(2,141)				(2,141)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	946					946
Total comprehensive loss	(1,195)
Preferred stock dividends (5%)	(285)				(285)
Discount on preferred stock				50	(50)
Discount accretion on preferred stock	(50)
Stock option expense	10			10
Ending Balance at Sep. 30, 2011	16,285		7	12,014	3,570	694
Ending balance (in shares) at Sep. 30, 2011		1,245,267
Beginning balance at Dec. 31, 2010	17,755		7	11,954	6,046	(252)
Beginning balance (in shares) at Dec. 31, 2010		1,245,267
Comprehensive loss
Net loss	(11,006)				(11,006)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	869					869
Total comprehensive loss	(10,137)
Preferred stock dividends (5%)	(380)				(380)
Discount accretion on preferred stock	(67)			67	(67)
Stock option expense	12			12
Ending Balance at Dec. 31, 2011	7,250		7	12,033	(5,407)	617
Ending balance (in shares) at Dec. 31, 2011		1,245,267
Comprehensive loss
Net loss	(1,580)				(1,580)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	90					90
Total comprehensive loss	(1,490)
Preferred stock dividends (5%)	(285)				(285)
Discount on preferred stock				54	(54)
Discount accretion on preferred stock	(54)
Stock option expense	10			10
Ending Balance at Sep. 30, 2012	$ 5,485		$ 7	$ 12,097	$ (7,326)	$ 707
Ending balance (in shares) at Sep. 30, 2012		1,245,267

Condensed Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Change in unrealized net gain (loss) on securities available for sale, reclassification adjustment	$ 141	$ 104	$ 550	$ 7
Change in unrealized net gain (loss) on securities available for sale, reclassification adjustment, tax effects	(51)	(38)	550	(7)
Preferred stock, dividend rate	5.00%	5.00%	5.00%	5.00%
Accumulated Other Comprehensive Income (Loss)
Change in unrealized net gain (loss) on securities available for sale, reclassification adjustment	141	104	550	7
Change in unrealized net gain (loss) on securities available for sale, reclassification adjustment, tax effects	$ (51)	$ (38)	$ 550	$ (7)

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Amortization on securities, net	174	107	144	147
Depreciation	490	487	657	659
Provision for loan losses	1,137	2,867	6,171	8,340
Gain on sale of securities	(141)	(104)	(104)	(139)
Write-down on foreclosed assets	424	255	901	468
Write-down on other real estate owned	424	255
Gain on sale of loans	(609)	(467)	(722)	(825)
Originations of loans for sale	(28,693)	(24,721)	(38,821)	(44,838)
Proceeds from sales of loans	29,302	25,188	40,680	45,663
(Gain)/loss on sale of foreclosed assets	20	28	(69)	3
Deferred income taxes			4,681	(3,558)
Compensation cost of stock options	10	10	12	13
Change in cash value of life insurance	(180)	(182)	(243)	(239)
Change in interest receivable and other assets	(2,500)	1,004	(2,828)	1,023
Change in interest payable and other liabilities	343	33	574	49
Net cash provided by (used in) operating activities	(1,803)	2,364	27	2,192
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of securities available for sale	(29,752)	(13,029)	(23,626)	(30,205)
Proceeds from maturities and calls of securities available for sale	18,547	13,429	21,723	26,124
Proceeds from sales of securities available for sale	4,392	2,526	2,526	5,424
Proceeds from sales of foreclosed assets and other real estate owned	1,053	7,889	6,147	2,778
Net change in interest-bearing time deposits	1,494	1,194	(1,392)	(4,209)
Proceeds from Federal Home Loan Bank stock redemption	3,503
Net change in loans	(1,334)	131	15,168	(5,225)
Premises and equipment expenditures, net	(240)	(201)	(243)	(329)
Net cash from (used in) investing activities	(2,337)	11,939	20,303	(5,642)
CASH FLOWS FROM FINANCING ACTIVITIES
Non-interest bearing and interest-bearing demand deposits and savings	3,996	(2,488)	9,099	23,161
Certificates and other time deposits	2,333	(15,180)	(17,078)	(12,392)
Proceeds of borrowings		2,000	2,000	13,000
Repayment of borrowings		(2,200)	(2,200)	(13,300)
Dividends paid on preferred stock			(380)	(380)
Net cash from (used in) financing activities	6,329	(17,868)	(8,559)	10,089
Change in cash and cash equivalents	2,189	(3,565)	11,771	6,639
Cash and cash equivalents at beginning of period	44,258	32,487	32,487	25,848
CASH AND CASH EQUIVALENTS AT END OF PERIOD	46,447	28,922	44,258	32,487
Supplemental disclosures
Interest paid	1,601	1,932	2,513	3,596
Transfers from loans to foreclosed assets			7,949	3,861
Income taxes paid
Transfers from loans to real estate held for investment				4,318
Transfers from loans to foreclosed assets and real estate held for investment	$ 2,237	$ 4,053

Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (354)	$ (1)	$ (1,580)	$ (2,141)
Unrealized holding gains arising during the period:
Unrealized net gains	77	546	287	1,648
Related income tax expense	(30)	(211)	(107)	(635)
Net unrealized gains	47	335	180	1,013
Less: reclassification adjustment for net gains realized during the period
Realized net gains			141	104
Related income tax expense			(51)	(38)
Net realized gains			90	67
Other comprehensive income	47	335	90	946
Comprehensive loss	$ (307)	$ (334)	$ (1,490)	$ (1,195)

Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Business and Summary of Significant Accounting Policies

NOTE 1 – NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation: The consolidated financial statements include Community Financial Shares, Inc. (the Holding Company) and its wholly owned subsidiary, Community Bank – Wheaton/Glen Ellyn (the Bank) together referred to herein as the Company.

The Bank was chartered by the Illinois Commissioner of Banks and Real Estate in 1994. The Bank provides a range of banking and financial services through its operation as a commercial bank with offices located in Wheaton and Glen Ellyn, Illinois. The Bank’s primary activities include deposit services and commercial and retail lending. Interest income is also earned on investments in debt securities, federal funds sold, and short-term investments.

Significant intercompany transactions and balances have been eliminated in consolidation.

Internal financial information is reported and aggregated as one line of business.

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided and future results could differ. The allowance for loan losses and fair values of financial instruments are particularly subject to change.

Securities: Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

For equity securities, when the Company has decided to sell an impaired available-for-sale security and the entity does not expect the fair value of the security to fully recover before the expected time of sale, the security is deemed other-than-temporarily impaired in the period in which the decision to sell is made. The Company recognizes an impairment loss when the impairment is deemed other than temporary even if a decision to sell has not been made.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Allowance for Loan Losses: The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Federal Home Loan Bank Stock: Federal Home Loan Bank (FHLB) stock is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula.

The Bank owned $5,398,000 of FHLB stock as of December 31, 2011 and 2010. The FHLB of Chicago paid a cash dividend of 0.10% and zero during 2011 and 2010, respectively. The FHLB will continue to assess their dividend capacity each quarter, and will obtain the necessary approval if a dividend is to be made. Management performed an analysis and deemed the investment in FHLB stock was not impaired.

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines, a valuation allowance is recorded through expense. Costs incurred after acquisition that do not meet the criteria for capitalization are expensed.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 10 to 50 years. Furniture, fixtures, and equipment are depreciated using the straight-line (or accelerated) method with useful lives ranging from 3 to 10 years.

Long-Term Assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate that their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Stock Compensation: At December 31, 2011, the Company has a stock-based employee compensation plan, which is described more fully in Note 15.

Income Taxes: The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiaries.

With a few exceptions, the Company is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2008.

Off-balance-sheet Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Statements of Cash Flows: For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and interest-bearing deposits. Most federal funds are sold for one-day periods. Net cash flows are reported for customer loan and deposit transactions.

Earnings Per Share: Basic earnings per share is net income available to common shareholders divided by the weighted average number of shares outstanding during the year. Diluted earnings per share include the dilutive effect of additional potential shares issuable under stock options.

Comprehensive Income or Loss: Comprehensive income or loss consists of net income or loss and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the Holding Company or by the Holding Company to the stockholders. In addition, the Bank and the Holding Company are currently subject to regulatory orders limiting their ability to declare and pay dividends. See Note 10 for more information.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of active markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Recently Issued Accounting Standards: In April 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 clarifies the guidance in ASC 310-40 Receivables: Troubled Debt Restructurings by Creditors. Creditors are required to identify a restructuring as a troubled debt restructuring if the restructuring constitutes a concession and the debtor is experiencing financial difficulties. ASU 2011-02 clarifies guidance on whether a creditor has granted a concession and clarifies the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. In addition, ASU 2011-02 also precludes the creditor from using the effective interest rate test in the debtor’s guidance on restructuring of payables when evaluating whether a restructuring constitutes a troubled debt restructuring. The effective date of ASU 2011-2 for public entities is effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. If, as a result of adoption, an entity identifies newly impaired receivables, an entity should apply the amendments for purposes of measuring impairment prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company adopted the methodologies prescribed by this ASU on July 1, 2011 with no material impact on its financial condition, results of operation, and cash flows or on the total TDRs identified by the Company.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income. In June, 2011 FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. Due to the recency of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

Current Economic Conditions: The current protracted economic decline continues to present financial institutions with circumstances and challenges that in many cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans. The financial statements have been prepared using values and information currently available to the Company.

At December 31, 2011, the Company held $94.5 million in commercial real estate loans. Due to the national, state and local economic conditions, values for commercial real estate have declined significantly and the market for these properties is depressed.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

Going Concern Considerations	12 Months Ended
Dec. 31, 2011
Going Concern Considerations

NOTE 2 – GOING CONCERN CONSIDERATIONS

The report of the Company’s independent registered public accounting firm for the year ended December 31, 2011 contains an explanatory paragraph as to the Company’s ability to continue as a going concern primarily because (i) the Company reported significant losses during 2011 and 2010 and (ii) the Company has not sufficiently demonstrated its ability to meet the capital requirements set forth in the Order (See note 11) or its ability to meet its obligations under a loan agreement that it has entered into with an unaffiliated third party lender.

The losses reported by the Company during 2011 and 2010 were primarily due to large provisions for loan losses and the establishment of valuation allowances against the Company’s deferred tax asset. Prior to sustaining these losses, the Company had a history of profitable operations. The Company’s return to profitable operations is contingent in part on the economic recovery in its market area and the stability of collateral values of the real estate that secures many of its loans. It is difficult to predict when the local economy will fully recover and the impact of that recovery on the Company’s operations. Therefore, the Company cannot predict the timing of its return to profitable operations.

In addition, the Company remains subject to the provisions of the Order and a loan agreement that it has entered into with an unaffiliated third party lender. The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets. The Company’s loan with the unaffiliated third party, which had a fixed rate of 6.0% and an outstanding balance of $1.3 million at December 31, 2011, is secured by all of the outstanding capital stock of the Bank. As of December 31, 2011, the Company has made all required interest payments on the outstanding principal amounts on a timely basis. As a condition of the Company’s loan agreement, the Bank must maintain a nonperforming assets-to-tangible-capital ratio of not more than 65% measured quarterly and not incur a net loss of more than $250,000 for the calendar year ended December 31, 2010. As of December 31, 2011, the Company was not in compliance with the debt covenants set forth in the loan agreement. On May 3, 2012, the Company and the lender entered into a forbearance agreement pursuant to which the lender agreed to accept $900,000, plus accrued interest, attorney’s fees and other costs, as full satisfaction of the indebtedness provided that such payment are made by the Company to the lender on or before July 30, 2012. In addition, upon receipt of the payment, all of the liens on and security interests in favor of the lender under the loan documents shall be automatically terminated and released and all indebtedness shall be deemed fully satisfied. See Note 8 for additional information regarding the third party loan.

The Company has evaluated all options to increase its capital levels and is currently engaged in preliminary negotiations with various third parties regarding the raising of additional capital. If the Company cannot raise additional capital, it may not be able to sustain further deterioration in its financial condition and other regulatory actions may be taken. As of the date of the report of the Company’s independent registered public accounting firm, the Company has not entered into a definitive agreement regarding the raising of additional capital and no assurances can be made that the Company will ultimately enter into such an agreement. Although not currently planned, realization of assets in other than the ordinary course of business in order to meet liquidity needs could incur losses not reflected in these financial statements.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents

NOTE 3 – CASH AND CASH EQUIVALENTS

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.

The financial institutions holding the Company’s cash accounts are participating in the FDIC’s Transaction Account Guarantee Program. Under that program, through December 31, 2010, all noninterest-bearing transaction accounts are fully guaranteed by the FDIC for the entire amount in the account. Pursuant to legislation enacted in 2010, the FDIC will fully insure all noninterest-bearing transaction accounts beginning December 31, 2010 through December 31, 2012, at all FDIC-insured institutions.

Effective July 21, 2010, the FDIC’s insurance limits were permanently increased to $250,000. At December 31, 2011, the Company had cash balances of $39.5 million at the FRB and FHLB that did not have FDIC insurance coverage.

Cash on hand or on deposit with the Federal Reserve Bank of $4.2 million was required to meet regulatory reserve and clearing requirements at year-end 2011.

Securities Available For Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Securities Available For Sale

NOTE 5 – SECURITIES AVAILABLE FOR SALE

The fair value of securities available for sale at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$15,358	$52	$(74)
State and political subdivisions	11,053	771	(16)
Mortgage-backed securities – Government sponsored entities (GSE) residential	24,190	443	(24)
Preferred stock	13	—	(2)
SBA guaranteed	243	3	—

	$50,857	$1,269	$(116)

	December 31, 2011
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
State and political subdivisions	12,926	482	(3)
Mortgage-backed securities – GSE residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

Securities classified as U. S. government agencies include notes issued by government-sponsored enterprises such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. The SBA-guaranteed securities are pools of loans guaranteed by the Small Business Administration.

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U. S. government agencies	$6,311	$(74)	$—	$—	$6,311	$(74)
State and political subdivisions	547	(16)	—	—	547	(16)
Mortgage-backed securities – GSE residential	3,658	(23)	23	—	3,681	(24)
Preferred stock	13	(2)			13	(2)
SBA guaranteed	—	—	26	(1)	26	—

Total temporarily impaired securities	$10,529	$(115)	$49	$(1)	$10,578	$(116)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed securities – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

Unrealized gains and losses within the investment portfolio are determined to be temporary. The Company has performed an evaluation of its investments for other than temporary impairment and there was no impairment identified during the nine months ended September 30, 2012. The entire portfolio is classified as available for sale, however, management has no specific intent to sell any securities, and it is more likely than not that the Company will not have to sell any security before recovery of its amortized cost basis.

The fair values of securities available for sale at September 30, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$62	$62
Due after one year through five years	951	980
Due after five years through ten years	2,658	2,679
Due after ten years	22,007	22,690

Mortgage-backed securities	23,771	24,190
Preferred stock	15	13
SBA guaranteed	240	243

	$49,704	$50,857

Securities with a carrying value of approximately $29.8 million at September 30, 2012 were pledged to secure public deposits and Federal Home Loan Bank advances as well as for other purposes as required or permitted by law.

Sales activities for securities for the three and nine months ended September 30, 2012 and 2011 is shown in the following table:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Sales proceeds	$—	$—	$4,392	$2,526
Gross gains on sales	—	—	141	104

NOTE 4 – SECURITIES AVAILABLE FOR SALE

The fair value of securities available for sale at year end is as follows:

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

2010	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$11,801	$13	$(216)
States and political subdivisions	12,868	173	(470)
Mortgage-backed – Government sponsored enterprises (GSE) residential	18,198	248	(154)
Preferred stock	11	—	(3)
SBA guaranteed	297	—	(3)

	$43,175	$434	$(846)

Securities classified as U. S. government agencies include notes issued by government-sponsored enterprises such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Bank. The SBA-guaranteed securities are pools of the loans guaranteed by the Small Business Administration.

The fair values of securities available for sale at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value

Due in one year or less	32	32
Due after one year through five years	1,012	1,040
Due after five years through ten years	1,864	1,876
Due after ten years	18,539	19,019

Mortgage-backed – GSE residential	21,187	21,665
Preferred stock	15	25
SBA guaranteed	275	274

	$42,924	$43,931

Securities with a carrying value of approximately $24,630,000 and $22,665,000 at December 31, 2011 and 2010, respectively, were pledged to secure public deposits, Federal Home Loan Bank advances and for other purposes as required or permitted by law.

Sales of securities were as follows:

	2011	2010

Proceeds	$2,526	$5,424
Gross gains	104	139
Gross losses	—	—

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2011 and 2010 was $814,000 and $27,029,000, respectively, which is approximately 1.9% and 62.6% of the Company’s investment portfolio, respectively. These declines primarily resulted from changes in market interest rates and current depressed market conditions. Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

2011	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

2010	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. government agencies	$7,788	$(216)	$—	—	$7,788	$(216)
State and political subdivisions	8,411	(365)	1,568	(105)	9,979	(470)
Mortgage-backed – GSE residential	9,002	(154)	—	—	9,002	(154)
Preferred stock	11	(3)	—	—	11	(3)
SBA guaranteed	136	(1)	113	(2)	249	(3)

Total temporarily impaired securities	$25,348	$(739)	$1,681	$(107)	$27,029	$(846)

Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loans

NOTE 6 – LOANS

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances as adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Allowance for Loan Losses: The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

The Company has a geographic concentration of loan and deposit customers within the Chicago metropolitan area. Most of the loans are secured by specific items of collateral including commercial and residential real estate and other business and consumer assets. Commercial loans are expected to be repaid from cash flow from operations of businesses.

Loans consisted of the following at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2011
Real estate
Commercial	$96,116	$94,513
Construction	2,486	4,361
Residential	19,460	21,054
Home equity	53,749	59,176

Total real estate loans	171,811	179,104
Commercial	26,205	26,203
Consumer	1,299	1,392

Total loans	199,315	206,699
Deferred loan costs, net	211	265
Allowance for loan losses	(5,309)	(8,854)

Loans, net	$194,217	$198,110

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.

Construction

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based on estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer, including Home Equity Lines of Credit (HELOC)

With respect to residential loans that are secured by one-to-four family residences and are generally owner occupied, the Company generally establishes a maximum loan-to-value ratio and may require private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in one-to-four family residences, and consumer loans are secured by consumer assets such as automobiles or recreational vehicles. Some consumer loans are unsecured such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Policy for charging off loans:

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral.

Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except one-to-four family residential loans and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off one-to-four family residential and consumer loans, or portions thereof, when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of one-to-four family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 180 days past due, charge-off of unsecured open-end loans when the loan is 180 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

Policy for determining delinquency:

The entire balance of a loan is considered delinquent if the minimum payment contractually required to be made is not received by the specified due date.

Period utilized for determining historical loss factors:

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed.

Policy for recognizing interest income on impaired loans:

Interest income on loans individually classified as impaired is recognized on a cash basis after all past due and current principal payments have been made.

Policy for recognizing interest income on non-accrual loans:

Subsequent payments on non-accrual loans are recorded as a reduction of principal, and interest income is recorded only after principal recovery is reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

The Bank has entered into transactions, including the making of direct and indirect loans, with certain directors and their affiliates (related parties). Such transactions were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2012	$3,281
New loans including renewals	2,164
Payments, etc., including renewals	(3,099)

Balances, September 30, 2012	$2,346

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method for the nine months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total

Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	254	950	9	5	71	(152)	1,137
Charge-offs	(295)	(1,877)	(1,740)	(5)	(456)	(358)	(4,731)
Recoveries	9	10	—	—	30	—	49

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$5,309

Ending balance: individually evaluated for impairment	$—	$2,034	$—	$—	$240	$571	$2,845

Ending balance: collectively evaluated for impairment	$663	$1,220	$37	$18	$209	$317	$2,464

Total Loans:
Ending balance	$26,205	$96,116	$2,486	$1,299	$19,460	$53,749	$199,315

Ending balance: individually evaluated for impairment	$—	$6,771	$—	$—	$1,686	$2,651	$11,108

Ending balance: collectively evaluated for impairment	$26,205	$89,345	$2,486	$1,299	$17,774	$51,098	$188,207

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	6	1,849	410	3	345	533	(279)	2,867
Charge-offs	(109)	(194)	(2,801)	(8)	(139)	(530)	—	(3,781)
Recoveries	1	—	—	3	—	4	—	8

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773

Ending balance: individually evaluated for impairment	$—	$1,683	$1,450	$—	$566	$447	$—	$4,146

Ending balance: collectively evaluated for impairment	$689	$1,172	$36	$17	$301	$398	$14	$2,627

Total Loans:
Ending balance	$28,279	$94,782	$5,699	$1,448	$25,701	$61,329	$—	$217,238

Ending balance: individually evaluated for impairment	$—	$6,606	$2,722	$—	$7,946	$1,796	$—	$19,070

Ending balance: collectively evaluated for impairment	$28,279	$88,176	$2,977	$1,448	$17,755	$59,533	$—	$198,168

The following tables present the changes in the allowance for loan losses for the three months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$652	$3,051	$28	$18	$274	$1,144	$—	$5,168
Provision for loan losses	11	217	9	—	165	(222)	—	180
Charge-offs	—	(20)	—	—	—	(34)	—	(54)
Recoveries	—	6	—	—	10	—	—	16

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$—	$5,309

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$658	$2,780	$1,543	$19	$789	$815	$—	$6,604
Provision for loan losses	31	75	(57)	2	78	30	14	173
Charge-offs	—	—	—	(8)	—	—	—	(8)
Recoveries	—	—	—	4	—	—	—	4

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011:

	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

The following table summarizes the Company’s nonaccrual loans by class at September 30, 2012 and December 31, 2011.

	September 30, 2012	December 31, 2011
Commercial	$—	$39
Consumer	—	—
Real estate loans:
Construction	—	2,175
Commercial	4,886	4,721
Residential	1,280	4,187
Home equity	2,652	2,677

Total	$8,818	$13,799

The following table presents impaired loans as of September 30, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Commercial real estate	$1,884	$1,884	$—
Construction	—	—	—
Residential	786	786	—
HELOC	181	181	—

Subtotal	2,851	2,851	—

With an allowance recorded:
Commercial	—	—	—
Commercial real estate	4,886	4,886	2,034
Construction	—	—	—
Residential	901	901	240
HELOC	2,470	2,470	571

Subtotal	8,257	8,257	2,845

Total Impaired Loans	$11,108	$11,108	$2,845

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$1,889	$21	$—	$—	$1,466	$58	$760	$—
Construction	—	—	572	—	—	—	572	—
Residential	786	4	2,358	—	1,836	9	2,360	—
HELOC	166	—	525	—	165	—	523	1

Subtotal	2,841	25	3,455	—	3,467	67	4,215	1

With an allowance recorded:
Commercial	—	—	—	—	—	—	—	—
Commercial real estate	4,854	—	6,607	36	3,940	53	5,534	199
Construction	—	—	2,150	—	—	—	2,150	—
Residential	902	4	5,596	13	435	8	5,609	47
HELOC	2,491	7	1,261	3	2,505	7	1,258	7

Subtotal	8,247	11	15,614	52	6,880	68	14,551	253

Total Impaired Loans	$11,088	$36	$19,069	$52	$10,347	$135	$18,766	$254

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Construction	$25	$776	$—
Residential	2,353	2,353	—
HELOC	510	510	—

Subtotal	2,888	3,639	—

With an allowance recorded:
Commercial	39	39	39
Commercial real estate	6,671	6,671	3,002
Construction	2,150	2,150	1,740
Residential	1,356	1,355	451
HELOC	2,149	2,149	977

Subtotal	12,365	12,364	6,209

Total Impaired Loans	$15,253	$16,003	$6,209

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed during the loan approval process and is updated as circumstances warrant. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Bank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well- defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The following tables summarize credit quality of the Company at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$25,682	$255	$268	$—	$—	$26,205
Real estate loans:
Construction	2,486	—	—	—	—	2,486
Commercial real estate	86,866	3,373	5,877	—	—	96,116
Residential	14,644	2,665	2,151	—	—	19,460
Home equity	50,522	30	3,197	—	—	53,749
Individuals loans for household and other personal expenditures	1,299	—	—	—	—	1,299

Total	$181,499	$6,323	$11,493	$—	$—	$199,315

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Individuals loans for household and other personal expenditures	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

The following tables summarize past due aging of the Company’s loan portfolio at September 30, 2012 and December 31, 2011:

	September 30, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$200	$—	$—	$200	$26,005	$26,205	$—
Real estate loans:
Construction	—	—	—	—	2,486	2,486	—
Commercial real estate	1,801	239	4,886	6,926	89,190	96,116	20
Residential	1,875	870	1,299	4,044	15,416	19,460	—
Home equity	335	500	2,652	3,487	50,262	53,749	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,299	1,299	—

Total	$4,211	$1,609	$8,837	$14,657	$184,658	$199,315	$20

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

The Company may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Company may modify loans through interest rate reductions, short-term extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Company’s allowance for loan losses.

The Company identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future.

For one-to-four family residential and home equity lines of credit, a restructure often occurs with past due loans and may be offered as an alternative to foreclosure. There are other situations where borrowers, who are not past due, experience a sudden job loss, become overextended with credit obligations, or other problems, have indicated that they will be unable to make the required monthly payment and request payment relief.

When considering a loan restructure, management will determine if: (i) the financial distress is short or long term; (ii) loan concessions are necessary; and (iii) the restructure is a viable solution.

When a loan is restructured, the new terms often require a reduced monthly debt service payment. No TDRs that were on non-accrual status at the time the concessions were granted have been returned to accrual status. For commercial loans, management completes an analysis of the operating entity’s ability to repay the debt. If the operating entity is capable of servicing the new debt service requirements and the underlying collateral value is believed to be sufficient to repay the debt in the event of a default, the new loan is generally placed on accrual status.

For retail loans, an analysis of the individual’s ability to service the new required payments is performed. If the borrower complies with the terms of the newly restructured debt for at least six consecutive months and the underlying collateral value is believed to be sufficient to repay the debt in the event of a future default, the new loan is generally placed on accrual status. The reason for the TDR is also considered, such as paying past due real estate taxes or payments caused by a temporary job loss, when determining whether a retail TDR loan could be returned to accrual status. Retail TDRs remain on non-accrual status until sufficient payments have been made to bring the past due principal and interest current at which point the loan would be transferred to accrual status.

The following table summarizes the loans that have been restructured as TDRs during the three and nine months ended September 30, 2012:

	Three months ended September 30, 2012			Nine months ended September 30, 2012
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	2	$997	$997
Residential	—	—	—	2	636	636

Total	—	$—	$—	4	$1,633	$1,633

	Three months ended September 30, 2011			Nine months ended September 30, 2011
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	1	$1,100	$1,128
Construction	3	533	533	3	533	533
Residential	1	371	371	1	371	371

Total	4	$904	$904	5	$2,004	$2,032

The following table sets forth the Company’s TDRs that had payment defaults during the nine months ended September 30, 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

		Default
	Count	Balance
Real estate loans:
Commercial real estate	3	$4,457
Residential	2	579

Total	5	$5,036

NOTE 5 – LOANS

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Loans consisted of the following at December 31:

	2011	2010

Real estate
Commercial	$94,513	$94,356
Construction	4,361	15,435
Residential	21,054	25,964
Home equity	59,176	66,243

Total real estate loans	179,104	201,998
Commercial	26,203	25,572
Consumer	1,392	1,399

Total loans	206,699	228,969
Deferred loan costs, net	265	317
Allowance for loan losses	(8,854)	(7,679)

Loans, net	$198,110	$221,607

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type and geographic location. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. As a general rule, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans.

Construction

Construction loans are underwritten utilizing feasibility studies, independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction loans are generally based on estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources of repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risks than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

Residential and Consumer, including Home Equity Lines of Credit (HELOC)

With respect to residential loans that are secured by one-to-four family residences and are generally owner occupied, the Company generally establishes a maximum loan-to-value ratio and may require private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in one-to-four family residences, and consumer loans are secured by consumer assets such as automobiles or recreational vehicles. Some consumer loans are unsecured such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Policy for charging off loans:

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral.

Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except one-to-four family residential loans and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off one-to-four family residential and consumer loans, or portions thereof, when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of one-to-four family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 180 days past due, charge-off of unsecured open-end loans when the loan is 180 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

Policy for determining delinquency:

The entire balance of a loan is considered delinquent if the minimum payment contractually required to be made is not received by the specified due date.

Period utilized for determining historical loss factors:

The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed.

Policy for recognizing interest income on impaired loans:

Interest income on loans individually classified as impaired is recognized on a cash basis after all past due and current principal payments have been made.

Policy for recognizing interest income on nonaccrual loans:

Subsequent payments on nonaccrual loans are recorded as a reduction of principal, and interest income is recorded only after principal recovery is reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

The Bank has entered into transactions, including the making of direct and indirect loans, with certain directors and their affiliates (related parties). In management’s opinion such transactions were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features.

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010:

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

	2010
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$762	$2,245	$619	$24	$770	$390	$2	$4,812
Provision for loan losses	1,287	(589)	6,342	(7)	(2)	1,018	291	8,340
Charge-offs	(1,280)	(456)	(3,084)	(15)	(107)	(570)	—	(5,512)
Recoveries	22	—	—	17	—	—	—	39

Balance at end of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679

Ending balance: individually evaluated for impairment	$109	$315	$3,647	$—	$387	$469	$—	$4,927

Ending balance: collectively evaluated for impairment	$682	$885	$230	$19	$274	$369	$293	$2,752

Total Loans:
Ending balance	$25,572	$94,356	$15,435	$1,399	$25,964	$66,243	$—	$228,969

Ending balance: individually evaluated for impairment	$351	$5,707	$11,189	$—	$6,928	$2,174	$—	$26,349

Ending balance: collectively evaluated for impairment	$25,221	$88,649	$4,246	$1,399	$19,036	$64,069	$—	$202,620

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2011 and 2010.

	2011	2010
Commercial and industrial	$39	$351
Real estate loans:
Construction	2,175	9,789
Commercial	4,721	1,052
Residential mortgage	4,187	6,928
Home equity	2,677	2,174

Total	$13,799	$20,294

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

The following table presents impaired loans as of December 31, 2010:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial	$109	$109	$—	$246	$—
Commercial real estate	464	464	—	491	3
Construction	572	1,323	—	572	—
Residential	2,588	2,588	—	2,728	20
HELOC	636	636	—	276	—

Subtotal	4,369	5,120	—	4,313	23

With an allowance recorded:
Commercial	242	242	109	110	—
Commercial real estate	5,243	5,243	315	5,169	209
Construction	10,617	12,440	3,647	11,244	—
Residential	4,340	4,340	387	4,356	25
HELOC	1,538	1,679	469	1,578	—

Subtotal	21,980	23,944	4,927	22,457	234

Total Impaired Loans	$26,349	$29,064	$4,927	$26,770	$257

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed during the loan approval process and is updated as circumstances warrant. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The following table summarizes credit quality of the Company at December 31, 2011 and 2010:

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

	2010
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$22,241	$2,238	$1,093	$—	$—	$25,572
Real estate loans:
Construction	2,077	773	12,585	—	—	15,435
Commercial real estate	85,412	3,203	5,741	—	—	94,356
Residential mortgage	14,685	1,285	9,994	—	—	25,964
Home equity	62,635	526	3,082	—	—	66,243
Consumer	1,399	—	—	—	—	1,399

Total	$188,449	$8,025	$32,495	$—	$—	$228,969

The following table summarizes aging of the Company’s loan portfolio at December 31, 2011 and 2010:

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$351	$351	$25,221	$25,572	$—
Real estate loans:
Construction	1,154	—	9,789	10,943	4,492	15,435	—
Commercial real estate	1,958	—	1,052	3,010	91,346	94,356	—
Residential mortgage	104	168	6,928	7,200	18,764	25,964	—
Home equity	687	298	2,174	3,159	63,084	66,243	—
Consumer	12	—	—	12	1,387	1,399	—

Total	$3,915	$466	$20,294	$24,675	$204,294	$228,969	$—

The Company may grant a concession or modification for economic or legal reasons related to a borrower’s financial condition that it would not otherwise consider resulting in a modified loan which is then identified as a troubled debt restructuring (TDR). The Company may modify loans through interest rate reductions, short-term extensions of maturity, interest only payments, or payment modifications to better match the timing of cash flows due under the modified terms with the cash flows from the borrowers’ operations. Loan modifications are intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. TDRs are considered impaired loans for purposes of calculating the Company’s allowance for loan losses.

The Company identifies loans for potential restructure primarily through direct communication with the borrower and evaluation of the borrower’s financial statements, revenue projections, tax returns and credit reports. Even if the borrower is not presently in default, management will consider the likelihood that cash flow shortages, adverse economic conditions, and negative trends may result in a payment default in the near future.

For one-to-four family residential and home equity lines of credit, a restructure often occurs with past due loans and may be offered as an alternative to foreclosure. There are other situations where borrowers, who are not past due, experience a sudden job loss, become overextended with credit obligations, or other problems, have indicated that they will be unable to make the required monthly payment and request payment relief.

When considering a loan restructure, management will determine if: (i) the financial distress is short or long term; (ii) loan concessions are necessary; and (iii) the restructure is a viable solution.

When a loan is restructured, the new terms often require a reduced monthly debt service payment. No TDRs that were on non-accrual status at the time the concessions were granted have been returned to accrual status. For commercial loans, management completes an analysis of the operating entity’s ability to repay the debt. If the operating entity is capable of servicing the new debt service requirements and the underlying collateral value is believed to be sufficient to repay the debt in the event of a default, the new loan is generally placed on accrual status.

For retail loans, an analysis of the individual’s ability to service the new required payments is performed. If the borrower is capable of servicing the newly restructured debt and the underlying collateral value is believed to be sufficient to repay the debt in the event of a future default, the new loan is generally placed on accrual status. The reason for the TDR is also considered, such as paying past due real estate taxes or payments caused by a temporary job loss, when determining whether a retail TDR loan could be returned to accrual status. Retail TDRs remain on non-accrual status until sufficient payments have been made to bring the past due principal and interest current at which point the loan would be transferred to accrual status.

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2011 and 2010:

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

	December 31, 2010
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	6	$8,683	$8,683
Residential mortgage	2	6,106	6,106

Total	8	$14,789	$14,789

The following table sets forth the Company’s TDRs that had payment defaults during the year ended December 31, 2011. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	Count	Default Balance
Real estate loans:
Commercial real estate	1	$2,352

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment

NOTE 6 – PREMISES AND EQUIPMENT

Premises and equipment consisted of the following at year end:

	2011	2010

Land	$3,908	$3,908
Building	12,425	12,414
Construction in progress	—	87
Furniture and equipment	3,334	3,128

Total cost	19,667	19,537
Accumulated depreciation	(4,546)	(4,002)

Net book value	$15,121	$15,535

Deposits	12 Months Ended
Dec. 31, 2011
Deposits

NOTE 7 – DEPOSITS

	2011	2010

Non-interest bearing DDA	$36,324	$34,047
NOW	75,524	80,282
Money market	41,907	34,560
Regular savings	55,026	50,793
Certificates and time deposits, $100,000 and over	38,201	50,264
Other certificates and time deposits	54,119	59,134

Total deposits	$301,101	$309,080

At December 31, 2011, scheduled maturities of certificates of deposit are as follows:

2012	$61,841
2013	20,300
2014	2,246
2015	4,085
2016	3,848

$92,320

Deposits from related parties, as defined in Note 5, held by the Company at December 31, 2011 and 2010 totaled $2,575,700 and $4,271,000, respectively.

Advances from the Federal Home Loan Bank and Other Borrowings	12 Months Ended
Dec. 31, 2011
Advances from the Federal Home Loan Bank and Other Borrowings

NOTE 8 – ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS

Advances from the Federal Home Loan Bank of Chicago totaled $13.0 million at both December 31, 2011 and 2010. Advances, at interest rates from 0.30% to 3.24%, are subject to restrictions or penalties in the event of prepayment.

The Company maintains a collateral pledge agreement covering advances whereby the Company has agreed to at all times keep on hand, free of all other pledges, liens, and encumbrances, whole first mortgage loans on improved residential property not more than 90 days delinquent, aggregating no less than 167 percent of the outstanding advances from the Federal Home Loan Bank of Chicago. As noted in Note 3, the Company has also pledged securities on these advances.

At December 31, 2011, scheduled maturities of advances are as follows:

2012	$4,000
2013	4,500
2014	2,500
2015	2,000

The Company has a loan with Marshall & Ilsley Bank (“M&I Bank”) with a fixed rate of 6.0% and a balance of $1.3 million at December 31, 2011. The debt is secured by all of the outstanding capital stock of the Bank. The Company has made all required interest payments on the outstanding principal amounts on a timely basis. As a condition of the Company’s loan agreement with M&I Bank, the Bank must maintain a nonperforming assets-to-tangible-capital ratio of not more than 65% measured quarterly and not incur a net loss of more than $250,000 for the calendar year ended December 31, 2010. As of December 31, 2011, the Company was not in compliance with these debt covenants. On March 28, 2011, a forebearance agreement was entered into with M&I Bank, as a result, the maturity date was extended to February 15, 2012. On May 3, 2012, the Company and M&I Bank entered into a settlement agreement. M&I Bank has agreed to accept $900,000 plus accrued interest, attorney’s fees and other costs as full satisfaction of the indebtedness provided that such payment are made by the Company to M&I Bank on or before July 30, 2012. In addition, upon receipt of the payment, all of the liens on and security interests in favor of M&I Bank under the loan documents shall be automatically terminated and released and all indebtedness shall be deemed fully satisfied.

Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Subordinated Debentures

NOTE 9 – SUBORDINATED DEBENTURES

The Company and its financing trust subsidiary, Community Financial Shares Trust II, a Delaware statutory trust, consummated the issuance and sale of an aggregate amount of $3,500,000 of the Trust’s floating rate capital securities in a pooled trust preferred transaction. The subordinated debentures accrue interest at a variable rate based on three-month LIBOR plus 1.62%, reset and payable quarterly. The interest rate at December 31, 2011 was 2.17%. The debentures will mature on September 21, 2037, at which time the preferred securities must be redeemed. In addition, the Company may redeem the preferred securities in whole or part, beginning June 21, 2012 at a redemption price of $1,000 per preferred security.

The Company has provided a full, irrevocable, and unconditional guarantee on a subordinated basis of the obligations of the Trust under the preferred securities in the event of the occurrence of an event of default, as defined in such guarantee.

On January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, making any payments related to any outstanding trust preferred securities. The Company has notified the trustee for Community Financial Shares Statutory Trust II that, beginning with the March 15, 2011 interest payment period, the Company will defer all payments of interest on the Company’s Floating Rate Junior Subordinated Deferrable Interest Debentures due 2037 for an indefinite period of time.

Tarp Capital Purchase Program	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Tarp Capital Purchase Program

NOTE 8 – TARP CAPITAL PURCHASE PROGRAM

On May 15, 2009, the Company entered into a Letter Agreement and the related Securities Purchase Agreement, with the United States Department of the Treasury (the “Department of Treasury”) in accordance with the terms of the Department of Treasury’s TARP Capital Purchase Program. Pursuant to the Letter Agreement and Securities Purchase Agreement, the Company issued 6,970 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and a warrant for the purchase of 349 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B, to the Department of Treasury for an aggregate purchase price of $6,970,000 in cash.

The Series A preferred stock qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 5% per annum until February 15, 2014. Beginning February 16, 2014, the dividend rate will increase to 9% per annum. The Series A preferred stock may be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal banking regulator, provided that any partial redemption must be for at least 25% of the issue price of the Series A preferred stock.

As part of the transaction, the Department of Treasury exercised the Warrant and received 349 shares of Series B preferred stock. The Series B preferred stock will pay cumulative dividends at a rate of 9% per annum. The Series B preferred stock may also be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal regulator, provided that any partial redemption must be for at least 25% of the liquidation value of the Series B preferred stock. The Series B preferred stock cannot be redeemed until all of the outstanding shares of Series A preferred stock have been redeemed.

The Securities Purchase Agreement also subjects the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (EESA), as modified by the American Recovery and Reinvestment Act of 2009. The Company will take all necessary action to ensure that its benefit plans with respect to senior executive officers continue to comply with Section 111(b) of the EESA and has agreed to not adopt any benefit plans with respect to, or which cover, its senior executive officers that do not comply with the EESA, and the applicable executives have consented to the foregoing.

On January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, the payment of any capital distribution, including stockholder dividends on the shares of Company preferred stock issued to the Department of Treasury pursuant to the TARP Capital Purchase Program. The Company has notified the Department of Treasury that, beginning with the February 15, 2011 dividend payment, the Company will defer all payments of dividends on its Series A preferred stock for an indefinite period of time.

NOTE 10 – TARP CAPITAL PURCHASE PROGRAM

On May 15, 2009, the Company entered into a Letter Agreement and related Securities Purchase Agreement with the United States Department of the Treasury (the “Department of Treasury”) in accordance with the terms of the Department of Treasury’s TARP Capital Purchase Program. Pursuant to the Letter Agreement and Securities Purchase Agreement, the Company issued 6,970 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A, and a warrant for the purchase of 349 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series B (the “warrant”) to the Department of Treasury for an aggregate purchase price of $6,970,000 in cash.

The Series A preferred stock qualifies as Tier 1 capital and will pay cumulative dividends at a rate of 5% per annum until February 15, 2014. Beginning February 16, 2014, the dividend rate will increase to 9% per annum. The Series A preferred stock may be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal banking regulator, provided that any partial redemption must be for at least 25% of the issue price of the Series A preferred stock.

As part of the transaction, the Department of Treasury exercised the Warrant and received 349 shares of Series B preferred stock. The Series B preferred stock will pay cumulative dividends at a rate of 9% per annum. The Series B preferred stock may also be redeemed, in whole or in part, at any time from time to time, at the option of the Company, subject to consultation with the Company’s primary federal regulator, provided that any partial redemption must be for at least 25% of the liquidation value of the Series B preferred stock. The Series B preferred stock cannot be redeemed until all of the outstanding shares of Series A preferred stock have been redeemed.

The Securities Purchase Agreement also subjects the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (the “EESA”), as modified by the American Recovery and Reinvestment Act of 2009. The Company will take all necessary action to ensure that its benefit plans with respect to senior executive officers continue to comply with Section 111(b) of the EESA and has agreed to not adopt any benefit plans with respect to, or which cover, its senior executive officers that do not comply with the EESA, and the applicable executives have consented to the foregoing.

On January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, the payment of any capital distribution, including stockholder dividends on the shares of Company preferred stock issued to the Department of Treasury pursuant to the TARP Capital Purchase Program. The Company has notified the Department of Treasury that, beginning with the February 15, 2011 dividend payment, the Company will defer all payments of dividends on its Series A preferred stock for an indefinite period of time. The terms of the Securities Purchase Agreement provide that the U.S. Treasury may appoint two directors to our Board of Directors in the event that we defer dividends on the Series A preferred stock for six consecutive quarterly periods.

Capital Requirements	12 Months Ended
Dec. 31, 2011
Capital Requirements

NOTE 11 – CAPITAL REQUIREMENTS

The Bank is subject to regulatory capital requirements administered by federal banking agencies. In addition to the capital adequacy guidelines set forth below, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the Federal Deposit Insurance Corporation (the “FDIC”) and the Illinois Department of Financial and Professional Regulation (the “IDFPR”) on January 21, 2011, whereby the Bank consented to the issuance of a Consent Order (the “Order”) by the FDIC and IDFPR, without admitting or denying that grounds exist for the FDIC and IDFPR to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At December 31, 2011, these capital ratios were 3.3% and 6.1%, respectively. As a result, the Bank is currently deemed to be “undercapitalized” pursuant to the regulatory framework for prompt corrective action and is subject to the mandatory provisions of 12 U.S.C. § 1831o and 12 C.F.R. § 325 (subpart B). These provisions include, among other things, a requirement that the Bank submit a capital restoration plan to the FDIC and restrictions on the Bank’s asset growth, acquisitions, new activities, new branches, payment of dividends, declaration of capital distributions and management fees. The Company is actively working to comply with these new requirements, which may require us to raise capital. Our ability to raise additional capital is contingent on the current capital markets and on our financial performance.

Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors, and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to Risk Weighted Assets		Tier 1 Capital to
	Total	Tier 1	Average Assets

Well capitalized	10%	6%	5%
Adequately capitalized	8	4	4
Undercapitalized	6	3	3

The actual capital levels and minimum required levels for the Bank were as follows at December 31:

	Actual		Minimum for Capital Adequacy Purposes		Minimum to Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011

Total capital (to risk-weighted assets)	$13,756	6.1%	$18,060	8.0%	$22,575	10.0%

Tier 1 capital (to risk-weighted assets)	10,860	4.8	9,030	4.0	13,545	6.0

Tier 1 capital (to average assets)	10,860	3.3	13,181	4.0	16,477	5.0

2010

Total capital (to risk-weighted assets)	$21,219	8.6%	$19,809	8.0%	$24,761	10.0%

Tier 1 capital (to risk-weighted assets)	18,072	7.3	9,904	4.0	14,857	6.0

Tier 1 capital (to average assets)	18,072	5.4	13,388	4.0	16,735	5.0

At December 31, 2011, regulatory approval is required for all dividend declarations by both the Bank and the Company.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans

NOTE 12 – RETIREMENT PLANS

The Company maintains a profit sharing/401(k) plan, which covers substantially all employees. Employees may make contributions to the plan. Employer contributions to the plan are determined at the discretion of the Board of Directors. Annual employer contributions are charged to expense. Profit sharing/401(k) expense was $32,000 and $34,000 in 2011 and 2010, respectively.

The Company also maintains a nonqualified retirement program for directors. Expense for the directors’ retirement program was $29,000 and $32,000 in 2011 and 2010, respectively.

Under agreements with the Company, certain members of the Board of Directors have elected to defer their directors’ fees. The cumulative amount of deferred directors’ fees (included in other liabilities on the Company’s balance sheet) was $1.1 million and $1.0 million at December 31, 2011 and 2010, respectively. The liabilities for the nonqualified retirement program for directors and for directors’ deferred fees are not secured by any assets of the Company. Deferred directors’ fees accounts are credited with interest at 2.26%.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

NOTE 13 – INCOME TAXES

Income tax benefit consists of the following:

	2011	2010
Currently payable tax
Federal	$168	$161
State	(192)	32
Deferred tax	4,681	(3,558)

Income tax benefit	$4,657	$(3,365)

Income tax benefit differs from federal statutory rates applied to financial statement income due to the following:

	2011	2010

Federal rate of 34 percent	$(2,159)	$(2,700)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(144)	(172)
State income tax, net of federal benefit	206	(410)
Cash value of life insurance	(83)	(81)
Valuation allowance	6,535	—
Other items, net	302	(2)

Income tax benefit	$4,657	$(3,365)

Year end deferred tax assets and liabilities were due to the following:

	2011	2010
Deferred tax assets
Allowance for loan losses	$3,739	$2,902
Deferred compensation	653	553
Other-than-temporary-impairment	209	200
Loss carryforward	4,572	2,412
AMT carryover	263	329
Other real estate owned	294	—
Net unrealized losses on securities available for sale	—	160
Other	68	339

Total	9,798	6,895

Deferred tax liabilities
Accumulated depreciation	(672)	(550)
Deferred loan fees and costs, net	(166)	(166)
Prepaid expenses	(69)	(70)
Net unrealized gains on securities available for sale	(390)	—
Federal Home Loan Bank stock dividends	(545)	(522)
State income taxes	(339)	(356)
Other	(150)	—

Total	(2,331)	(1,664)

Valuation allowance	(7,467)	—

Net deferred tax asset	$—	$5,231

The deferred tax asset is in other assets on the Company’s balance sheet.

The following is the activity in net deferred tax assets:

Balance, December 31, 2010	$5,231
Increase in deferred tax assets	2,903
Decrease in deferred tax liabilities	(667)
Increase in valuation allowance	(7,467)

Balance, December 31, 2011	$—

At December 31, 2011, the Company had $10.1 million of federal loss carryforwards and $12.2 million of Illinois state loss carryforwards which expire in varying amounts through 2022 and 2029, respectively. At December 31, 2011, the Company had approximately $263,000 of alternative minimum tax credits available to offset future federal income taxes. The credits have no expiration date.

Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loss Per Share

NOTE 3 – LOSS PER SHARE

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
(in thousands)
Net loss	$(354)	$(1)	$(1,580)	$(2,141)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)
Dividends on preferred stock	(96)	(96)	(285)	(285)

Loss available to common shareholders	$(468)	$(114)	$(1,919)	$(2,476)

The number of shares used to compute basic and diluted loss per share were as follows:

Weighted Average Shares outstanding	1,245,267	1,245,267	1,245,267	1,245,267
Effect of dilutive securities:
Stock options	—	—	—	—

Shares used to compute diluted loss per share	1,245,267	1,245,267	1,245,267	1,245,267

Loss per share:
Basic	$(0.38)	$(0.09)	$(1.54)	$(1.99)
Diluted	(0.38)	(0.09)	$(1.54)	$(1.99)

There were 31,830 anti-dilutive shares at both September 30, 2012 and 2011.

NOTE 14 – LOSS PER SHARE

The factors used in the loss per common share computation follow:

	2011	2010
Basic
Net loss	$(11,006)	$(4,574)
Less: Accretion of discount on preferred stock	(67)	(64)
Dividends on preferred stock	(380)	(380)

Net loss available to common shareholders	$(11,453)	$(5,018)

Weighted-average common shares outstanding	1,245,267	1,245,267

Basic loss per share	$(9.20)	$(4.03)

Diluted
Net loss	$(11,006)	$(4,574)
Less: Accretion of discount on preferred stock	(67)	(64)
Dividends on preferred stock	(380)	(380)

Net loss available to common shareholders	$(11,453)	$(5,018)

Weighted-average common shares outstanding for basic earnings per share	1,245,267	1,245,267
Add dilutive effects of assumed exercise of stock options	360	—

Average shares and dilutive potential common shares	1,245,627	1,245,267

Diluted loss per share	$(9.20)	$(4.03)

There were 32,330 and 32,730 anti-dilutive shares at December 31, 2011 and 2010, respectively.

Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options

NOTE 15 – STOCK OPTIONS

The Company has a nonqualified stock option plan (“Plan”) to attract, retain, and reward senior officers and directors and provide them with an opportunity to acquire or increase their ownership interest in the Company.

Under terms of the Plan, options for 40,400 shares of common stock were authorized for grant with an additional 4,600 options authorized in 2004. Options cannot be granted at exercise prices less than the fair market value of the stock at the grant date. Options granted under the Plan vest incrementally over periods of 5 to 10 years. The options also vest when the recipient attains age 72 or in the event of a change of control (as defined). The term of each option is ten years.

The Plan was amended at the November 29, 2006 Special Meeting of Stockholders. The number of shares reserved for issuance under the Plan was increased to 100,000 as a result of the 2-for-1 stock split which became effective December 27, 2006.

The fair value of each option award is estimated on the date of grant using a closed-form option valuation model that uses the assumptions in the following table. Expected volatility is based on the historical volatility of the Company’s stock. The expected term of options granted represents the average period of time that options are expected to be outstanding. The risk-free rate for the options granted is based on the U. S. Treasury rate for a similar term as the average expected term of the option.

A summary of the activity in the Plan follows:

	2011	2010
Expected volatility	33.4% - 38.5%	26.94%
Weighted-average volatility	35.9%	26.94%
Expected dividends	0.00%	0.00%
Expected term (in years)	5	5
Risk-free rate	0.91% - 1.49%	1.41% - 1.55%

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended, is presented below:

	2011
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	32,730	$20.02
Granted	1,000	3.23
Exercised	—	—
Forfeited or expired	(1,400)	24.00

Outstanding, end of year	32,330	$19.36	4.65	—

Exercisable, end of year	12,740	$20.00	3.39

The weighted-average grant-date fair value of options granted during the years 2011 and 2010 was $1.05 and $2.03, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011 and 2010, was $0.

As of December 31, 2011, there was $71,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of five years.

During 2011, the Company recognized approximately $12,000 of share-based compensation expense and approximately $5,000 of tax benefit related to the share based compensation expense.

Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2011 and 2010 was $0. The actual tax benefit realized for the tax deductions from option exercise of the share-based payment arrangements totaled $0 for both years ended December 31, 2011 and 2010.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss)

NOTE 16 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related taxes were as follows:

	2011	2010

Net unrealized gain on securities available-for-sale	$1,523	$121
Less reclassification adjustment for realized gains included in income	(104)	(139)

Other comprehensive gain (loss), before tax effect	1,419	(18)
Tax (benefit) expense	550	(7)

Other comprehensive income (loss)	$869	$(11)

Off-Balance-Sheet Activities	12 Months Ended
Dec. 31, 2011
Off-Balance-Sheet Activities

NOTE 17 – OFF-BALANCE-SHEET ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2011	2010

Financial standby letters of credit	$219	$224
Commitments to originate loans	3,956	712
Unused lines of credit and letters of credit	58,604	59,365
Performance standby letters of credit	54	54

Disclosures about Fair Value of Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosures about Fair Value of Assets and Liabilities

NOTE 7 – DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

The Company measures fair value according to the Financial Accounting Standards Board Accounting Standards Codification (ASC) Fair Value Measurements and Disclosures (ASC 820-10). ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques, but not the valuation techniques themselves. The fair value hierarchy is designed to indicate the relative reliability of the fair value measure. The highest priority given to quoted prices in active markets and the lowest to unobservable data such as the Company’s internal information. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs into the fair value hierarchy (Level 1 being the highest priority and Level 3 being the lowest priority):

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Available-for-sale Securities

If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 1 security includes preferred stock. Level 2 securities include certain collateralized mortgage and debt obligations, municipal securities, U.S. government agencies and SBA securities. Third party vendors compile prices from various sources and may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2). Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities but rather on the investment securities’ relationship to other benchmark quoted investment securities. The following tables are as of September 30, 2012 and December 31, 2011, respectively:

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$15,358	$—	$15,358	$—
State and political subdivisions	11,053	—	11,053	—
Mortgage-backed securities – GSE residential	24,190	—	24,190	—
Preferred stock	13	13	—	—
SBA guaranteed	243	—	243	—

Total available-for-sale securities	$50,857	$13	$50,844	$—

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available-for-sale securities	$43,931	$25	$43,906	$—

The following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying September 30, 2012 and December 31, 2011 balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$5,413	—	—	$5,413
Other real estate owned	3,914	—	—	3,914

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	—	—	$7,008
Other real estate owned	4,722	—	—	4,722

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Bank will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral-dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value. Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.

Other Real Estate Owned

Other real estate owned (OREO) is carried at the lower of fair value at acquisition date or current estimated fair value, less estimated cost to sell when the real estate is acquired. Estimated fair value of OREO is based on appraisals or evaluations. OREO is classified within Level 3 of the fair value hierarchy. Appraisals of OREO are obtained when the real estate is acquired and subsequently as deemed by the Chief Credit Officer (CCO). Appraisals are reviewed for accuracy and consistency by the CCO. Appraisers are selected from the list of approved appraisers maintained by management.

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012:

		At September 30, 2012
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$46,447	$46,447	$—	—
Interest-bearing time deposits	1,941	1,941	—	—
Securities available for sale	50,857	13	50,844	—
Loans held for sale	3,651	—	3,651	—
Loans receivable, net	194,217	—	—	196,479
Federal Home Loan Bank stock	1,895	—	1,895	—
Interest receivable	1,094	—	1,094	—

Financial liabilities
Deposits	307,430	—	308,767	—
Federal Home Loan Bank advances	13,000	—	13,239	—
Other borrowings	1,300	—	1,300	—
Subordinated debentures	3,609	—	—	1,210
Interest payable	334	—	334	—

The carrying amount and estimated fair value of financial instruments at December 31, 2011 year end are as follows:

	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258
Interest-bearing time deposits	3,435	3,435
Securities available for sale	43,931	43,931
Loans held for sale	633	633
Loans receivable, net	198,110	200,526
Federal Home Loan Bank stock	5,398	5,398
Interest receivable	1,047	1,047

Financial liabilities
Deposits	301,101	303,213
Federal Home Loan Bank advances	13,000	13,356
Other borrowings	1,300	1,300
Subordinated debentures	3,609	1,189
Interest payable	248	248

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, interest-bearing time deposits, loans held for sale, Federal Home Loan Bank stock, interest receivable and payable, deposits due on demand, variable rate loans and other borrowings. For fixed rate loans and time deposits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. The fair value of fixed rate Federal Home Loan Bank advances and subordinated debentures are based on current rates for similar financing. The fair value of off-balance-sheet items, which is based on the current fees or cost that would be charged to enter into or terminate such arrangements, is immaterial.

While the above estimates are based on management’s judgment of the most appropriate factors, there is no assurance that were the Company to have disposed of these items on the respective dates, the fair values would have been achieved, because the market value may differ depending on the circumstances. The estimated fair values at year end should not necessarily be considered to apply at subsequent dates.

Other assets and liabilities that are not financial instruments, such as premises and equipment, are not included in the above disclosures. Also, nonfinancial instruments typically not recognized on the balance sheet may have value but are not included in the above disclosures. These include, among other items, the estimated earnings power of core deposits, the trained workforce, customer goodwill, and similar items.

NOTE 18 – DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value according to the Financial Accounting Standards Board Accounting Standards Codification (ASC) Fair Value Measurements and Disclosures (ASC 820-10). ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques, but not the valuation techniques themselves. The fair value hierarchy is designed to indicate the relative reliability of the fair value measure. The highest priority given to quoted prices in active markets and the lowest to unobservable data such as the Company’s internal information. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs into the fair value hierarchy (Level 1 being the highest priority and Level 3 being the lowest priority):

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Available-for-sale Securities

If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include all but $25,000 of available-for-sale securities. Third party vendors compile prices from various sources and may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2). Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities but rather on the investment securities’ relationship to other benchmark quoted investment securities. The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available for sale securities	$43,931	$25	$43,906	$—

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$11,801	$—	$11,801	$—
State and political subdivisions	12,868	—	12,868	—
Mortgage-backed securities – GSE residential	18,198	—	18,198	—
Preferred stock	11	11	—	—
SBA guaranteed	297	—	297	—

Total available for sale securities	$43,175	$11	$43,164	$—

The following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying December 31, 2011 and 2010 balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Loans for which it is probable that the Bank will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral-dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value.

Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method. The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	$—	$—	$7,008

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$11,587	$—	$—	$11,587

The carrying amount and estimated fair value of financial instruments at year end are as follows:

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258	$32,487	$32,487
Interest-bearing time deposits	3,435	3,435	4,827	4,827
Securities available for sale	43,931	43,931	43,175	43,175
Loans held for sale	633	633	1,770	1,770
Loans receivable, net	198,110	200,526	221,607	224,054
Federal Home Loan Bank stock	5,398	5,398	5,398	5,398
Interest receivable	1,047	1,047	1,116	1,116

Financial liabilities
Deposits	301,101	303,213	309,080	309,575
Federal Home Loan Bank advances	13,000	13,356	13,000	12,929
Other borrowings	1,300	1,300	1,500	1,500
Subordinated debentures	3,609	1,189	3,609	1,163
Interest payable	248	248	245	245

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, interest-bearing time deposits, loans held for sale, Federal Home Loan Bank stock, interest receivable and payable, deposits due on demand, variable rate loans and other borrowings. Security fair values are based on market prices or dealer quotes and, if no such information is available, on the rate and term of the security and information about the issuer. For fixed rate loans and time deposits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values. The fair values of fixed rate Federal Home Loan Bank advances and subordinated debentures are based on current rates for similar financing. The fair value of off-balance-sheet items, which is based on the current fees or cost that would be charged to enter into or terminate such arrangements, is immaterial.

While the above estimates are based on management’s judgment of the most appropriate factors, there is no assurance that were the Company to have disposed of these items on the respective dates, the fair values would have been achieved, because the market value may differ depending on the circumstances. The estimated fair values at year end should not necessarily be considered to apply at subsequent dates.

Other assets and liabilities that are not financial instruments, such as premises and equipment, are not included in the above disclosures. Also, nonfinancial instruments typically not recognized on the balance sheet may have value but are not included in the above disclosures. These include, among other items, the estimated earnings power of core deposits, the trained workforce, customer goodwill, and similar items.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only)

NOTE 19 – CONDENSED FINANCIAL INFORMATION (PARENT COMPANY ONLY)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash on deposit with the Bank	$900	$1,352
Investment in common stock of the Bank	11,477	20,923
Other assets	272	599

Total assets	$12,649	$22,874

Liabilities
Other borrowings	$1,300	$1,500
Long-term debt	3,609	3,609
Other liabilities	490	10

Total liabilities	5,399	5,119

Stockholders’ Equity	7,250	17,755

Total liabilities and stockholders’ equity	$12,649	$22,874

Condensed Statements of Operations

	Years Ended December 31,
	2011	2010

Income	$3	$4

Expenses
Interest expense	149	170
Other expenses	207	180

Total expenses	356	350

Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank	(353)	(346)

Income Tax Expense (Benefit)	338	(134)

Loss Before Equity in Undistributed Loss of the Bank	(691)	(212)

Equity in Undistributed Loss of the Bank	(10,315)	(4,362)

Net Loss	$(11,006)	$(4,574)

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
Operating Activities
Net loss	$(11,006)	$(4,574)
Equity in undistributed loss of the Bank	10,315	4,362
Compensation cost of stock options	11	13
Other changes	428	(219)

Net cash used in operating activities	(252)	(418)

Financing Activities
Repayment of borrowings	(200)	(300)
Dividends paid on preferred stock	—	(380)

Net cash used in financing activities	(200)	(680)

Net Change in Cash on Deposit With the Bank	(452)	(1,098)

Cash on Deposit With the Bank at Beginning of Year	1,352	2,450

Cash on Deposit With the Bank at End of Year	$900	$1,352

Regulatory and Supervisory Matters	12 Months Ended
Dec. 31, 2011
Regulatory and Supervisory Matters

NOTE 20 – REGULATORY AND SUPERVISORY MATTERS

As previously disclosed in a Current Report on Form 8-K dated January 26, 2011, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the Federal Deposit Insurance Corporation (the “FDIC”) and the Illinois Department of Financial and Professional Regulation (the “IDFPR”) on January 21, 2011, whereby the Bank consented to the issuance of a Consent Order (the “Order”) by the FDIC and IDFPR, without admitting or denying that grounds exist for the FDIC and IDFPR to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At December 31, 2011, these capital ratios were 3.3% and 6.1%, respectively. As a result, the Bank is currently deemed to be “undercapitalized” pursuant to the regulatory framework for prompt corrective action and is subject to the mandatory provisions of 12 U.S.C. § 1831o and 12 C.F.R. § 325 (subpart B). These provisions include, among other things, a requirement that the Bank submit a capital restoration plan to the FDIC and restrictions on the Bank’s asset growth, acquisitions, new activities, new branches, payment of dividends, declaration of capital distributions and management fees. We are actively working to comply with these new requirements, which may require us to raise capital. Our ability to raise additional capital is contingent on the current capital markets and on our financial performance.

The Order also requires the Bank to take the following actions: ensure that the Bank has competent management in place in all executive officer positions; increase the participation of the Bank’s Board of Directors in the affairs of the Bank and in the approval of sound policies and objectives for the supervision of the Bank’s activities; establish a compliance program to monitor the Bank’s compliance with the Order; increase its allowance for loan losses to $4,728,000 after application of the funds necessary to effect the charge-off of certain adversely classified loans identified in the related Report of Examination of the FDIC and IDFPR (the “ROE”); implement a program for the maintenance of an adequate allowance for loan and lease losses; adopt a written profit plan and a realistic, comprehensive budget for all categories of income and expense for calendar year 2011; charge off from its books and records any loan classified as “loss” in the ROE; adopt a written plan to reduce the Bank’s risk position in each asset in excess of $500,000 which has been classified as “substandard” or “doubtful” in the ROE; cease extending additional credit to any borrower who is already obligated in any manner to the Bank on any extension of credit that has been charged off the books of the Bank or classified as “loss” in the ROE without the prior non-objection of the FDIC; not pay any dividends to the Company without prior regulatory approval; implement procedures for managing the Bank’s sensitivity to interest rate risk; provide the Company with a copy of the Order; and submit quarterly progress reports to the FDIC and IDFPR regarding the Bank’s compliance with the Order.

The Order will remain in effect until modified or terminated by the FDIC and IDFPR. Any material failure to comply with the provisions of the Order could result in enforcement actions by the FDIC and IDFPR. While the Company intends to take such actions as may be necessary to enable the Bank to comply with the requirements of the Order, there can be no assurance that the Bank will be able to comply fully with the provisions of the Order, or to do so within the timeframes required, that compliance with the Order will not be more time consuming or more expensive than anticipated, or that compliance with the Order will enable the Company and the Bank to resume profitable operations, or that efforts to comply with the Order will not have adverse effects on the operations and financial condition of the Company and the Bank.

In addition, on January 14, 2011, the Company was notified by the Federal Reserve Bank of Chicago (the “FRB”) that the overall condition of the Company and the Bank is less than satisfactory. As a result, the Company must now obtain prior written approval from the FRB prior to, among other things, (i) the payment of any capital distribution, including stockholder dividends on the shares of Company preferred stock issued to the U.S. Department of Treasury (the “Treasury”) pursuant to the Trouble Asset Relief Program (“TARP”) Capital Purchase Program or (ii) making any payments related to any outstanding trust preferred securities. The Company is also required, within thirty days of January 14, 2011, to downstream all remaining funds to the Bank with the exception of the Company’s non-discretionary payments required to be made over the next twelve months. Additionally, the Company will be required to comply with (i) the provisions of Section 32 of the Federal Deposit Insurance Act and Section 225.71 of the Rules and Regulations of the Board of Governors of the Federal Reserve System with respect to the appointment of any new Company directors or the hiring or change in position of any Company senior executive officer and (ii) the restrictions on making “golden parachute” payments set forth in Section 18(k) of the Federal Deposit Insurance Act.

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation

NOTE 1 – BASIS OF PRESENTATION

The accounting policies followed in the preparation of the interim condensed consolidated financial statements included in this Quarterly Report on Form 10-Q are consistent with those used in the preparation of annual consolidated financial statements. The interim condensed consolidated financial statements reflect all normal and recurring adjustments, which are necessary, in the opinion of management of Community Financial Shares, Inc. (the “Company”), for a fair statement of results for the interim periods presented. Results for the three and nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012 or any other period.

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for the interim financial period and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011, which was filed with the U.S. Securities and Exchange Commission on June 22, 2012. The condensed consolidated balance sheet of the Company as of December 31, 2011 has been derived from the audited consolidated balance sheet as of that date.

Financial Condition and Management's Plan	9 Months Ended
Sep. 30, 2012
Financial Condition and Management's Plan

NOTE 2 – FINANCIAL CONDITION AND MANAGEMENT’S PLAN

The report of the Company’s independent registered public accounting firm for the year ended December 31, 2011 contains an explanatory paragraph as to the Company’s ability to continue as a going concern primarily because (i) the Company reported significant losses during 2011 and 2010 and (ii) the Company has not sufficiently demonstrated its ability to meet the capital requirements set forth in the Consent Order (the “Order”) issued by the Federal Deposit Insurance Corporation the (the “FDIC”) and the Illinois Department of Financial and Professional Regulation (the “IDFPR”) to Community Bank-Wheaton/Glen Ellyn (the “Bank”) in January 2011 or its ability to meet its obligations under a loan agreement that it has entered into with an unaffiliated third party lender.

The losses reported by the Company during 2011 and 2010 were primarily due to large provisions for loan losses and the establishment of valuation allowances against the Company’s deferred tax asset. Prior to sustaining these losses, the Company had a history of profitable operations. The Company’s return to profitable operations is contingent in part on the economic recovery in its market area and the stability of collateral values of the real estate that secures many of its loans. It is difficult to predict when the local economy will fully recover and the impact of that recovery on the Company’s operations. Therefore, the Company cannot predict the timing of its return to profitable operations.

In addition, the Company remains subject to the provisions of the Order and a loan agreement that it has entered into with an unaffiliated third party lender. The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets. The Company’s loan with the unaffiliated third party, which had a fixed rate of 6.0% and an outstanding balance of $1.3 million at December 31, 2011, is secured by all of the outstanding capital stock of the Bank. As of September 30, 2012, the Company has made all required interest payments on the outstanding principal amounts on a timely basis. As a condition of the Company’s loan agreement, the Bank must maintain a nonperforming assets-to-tangible-capital ratio of not more than 65% measured quarterly and not incur a net loss of more than $250,000 for the calendar year ended December 31, 2010. As of September 30, 2012, the Company was not in compliance with the debt covenants set forth in the loan agreement. On May 3, 2012, the Company and the lender entered into a letter agreement pursuant to which the lender agreed to accept $900,000, as full satisfaction of the indebtedness provided that such payment are made by the Company to the lender on or before July 30, 2012. The payment date has been extended to November 15, 2012. In addition, upon receipt of the payment, all of the liens on and security interests in favor of the lender under the loan documents shall be automatically terminated and released and all indebtedness shall be deemed fully satisfied.

The Company has evaluated all options to increase its capital levels and is currently engaged in preliminary negotiations with various third parties regarding the raising of additional capital. If the Company cannot raise additional capital, it may not be able to sustain further deterioration in its financial condition and other regulatory actions may be taken. As of the date of this Quarterly Report on Form 10-Q, the Company has not entered into a definitive agreement regarding the raising of additional capital and no assurances can be made that the Company will ultimately enter into such an agreement.

Capital Adequacy and Regulatory and Supervisory Matters	9 Months Ended
Sep. 30, 2012
Capital Adequacy and Regulatory and Supervisory Matters

NOTE 4 – CAPITAL ADEQUACY AND REGULATORY AND SUPERVISORY MATTERS

At the dates indicated, the capital ratios of the Bank were as follows:

	September 30, 2012		December 31, 2011
	Amount	Ratio	Amount	Ratio

Total capital (to risk-weighted assets)	$12,326	5.5%	$13,756	6.1%
Tier I capital (to risk-weighted assets)	9,489	4.2%	10,860	4.8%
Tier I capital (to average assets)	9,489	2.9%	10,860	3.3%

At September 30, 2012, regulatory approval is required for all dividend declarations by both the Bank and the Company.

On January 21, 2011, the Bank entered into a Stipulation and Consent to the Issuance of a Consent Order with the FDIC and IDFPR, whereby the Bank consented to the issuance of the Order by the FDIC and IDFPR, without admitting or denying that grounds exist for the FDIC and IDFPR to initiate an administrative proceeding against the Bank.

The Order requires the Bank to achieve Tier 1 capital at least equal to 8% of total assets and total capital at least equal to 12% of risk-weighted assets within 120 days. At September 30, 2012, these capital ratios were 2.9% and 5.5%, respectively. As a result, the Bank is currently deemed to be “significantly undercapitalized” pursuant to the regulatory framework for prompt corrective action and is subject to the mandatory provisions of 12 U.S.C. § 1831o and 12 C.F.R. § 325 (subpart B). These provisions include, among other things, a requirement that the Bank submit a capital restoration plan to the FDIC and restrictions on the Bank’s asset growth, payment of interest rates on deposits, acquisitions, new activities, new branches, payment of dividends, declaration of capital distributions and management fees and ability to accept deposits from correspondent banks. In addition, the Bank may not pay a bonus or give a raise to a senior executive officer without prior regulatory agency approval, and may also be required, among other things, to raise additional capital, reduce total assets, terminate certain activities, replace officers or directors, or seek to be acquired.

The Order also requires the Bank to take the following actions: ensure that the Bank has competent management in place in all executive officer positions; increase the participation of the Bank’s Board of Directors in the affairs of the Bank and in the approval of sound policies and objectives for the supervision of the Bank’s activities; establish a compliance program to monitor the Bank’s compliance with the Order; increase its allowance for loan losses to $4,728,000 after application of the funds necessary to effect the charge-off of certain adversely classified loans identified in the related Report of Examination of the FDIC and IDFPR (the “ROE”); implement a program for the maintenance of an adequate allowance for loan and lease losses; adopt a written profit plan and a realistic, comprehensive budget for all categories of income and expense for calendar year 2011; charge off from its books and records any loan classified as “loss” in the ROE; adopt a written plan to reduce the Bank’s risk position in each asset in excess of $500,000 which has been classified as “substandard” or “doubtful” in the ROE; cease extending additional credit to any borrower who is already obligated in any manner to the Bank on any extension of credit that has been charged off the books of the Bank or classified as “loss” in the ROE without the prior non-objection of the FDIC; not pay any dividends to the Company without prior regulatory approval; implement procedures for managing the Bank’s sensitivity to interest rate risk; provide the Company with a copy of the Order; and submit quarterly progress reports to the FDIC and IDFPR regarding the Bank’s compliance with the Order.

The Order will remain in effect until modified or terminated by the FDIC and IDFPR. Any material failure to comply with the provisions of the Order could result in enforcement actions by the FDIC and IDFPR. While the Company intends to take such actions as may be necessary to enable the Bank to comply with the requirements of the Order, there can be no assurance that the Bank will be able to comply fully with the provisions of the Order, or to do so within the timeframes required, that compliance with the Order will not be more time consuming or more expensive than anticipated, or that compliance with the Order will enable the Company and the Bank to resume profitable operations, or that efforts to comply with the Order will not have adverse effects on the operations and financial condition of the Company and the Bank.

The Company has evaluated all options to increase its capital levels and is currently engaged in preliminary negotiations with various third parties regarding the raising of additional capital. If the Company cannot raise additional capital, it may not be able to sustain further deterioration in its financial condition and other regulatory actions may be taken. As of the date of this Quarterly Report on Form 10-Q, the Company has not entered into a definitive agreement regarding the raising of additional capital and no assurances can be made that the Company will ultimately enter into such an agreement.

Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements

NOTE 9 – RECENT ACCOUNTING PRONOUNCEMENTS

Accounting Standards Update No. 2011-11 – Balance Sheet (Topic 210). In December 2011, FASB issued ASU 2011-11. The objective of this Update is to provide enhanced disclosures that will enable users of financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

Nature of Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Nature of Operations and Principles of Consolidation

Nature of Operations and Principles of Consolidation: The consolidated financial statements include Community Financial Shares, Inc. (the Holding Company) and its wholly owned subsidiary, Community Bank – Wheaton/Glen Ellyn (the Bank) together referred to herein as the Company.

The Bank was chartered by the Illinois Commissioner of Banks and Real Estate in 1994. The Bank provides a range of banking and financial services through its operation as a commercial bank with offices located in Wheaton and Glen Ellyn, Illinois. The Bank’s primary activities include deposit services and commercial and retail lending. Interest income is also earned on investments in debt securities, federal funds sold, and short-term investments.

Significant intercompany transactions and balances have been eliminated in consolidation.

Internal financial information is reported and aggregated as one line of business.

Use of Estimates

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided and future results could differ. The allowance for loan losses and fair values of financial instruments are particularly subject to change.

Securities

Securities: Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

When the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

For equity securities, when the Company has decided to sell an impaired available-for-sale security and the entity does not expect the fair value of the security to fully recover before the expected time of sale, the security is deemed other-than-temporarily impaired in the period in which the decision to sell is made. The Company recognizes an impairment loss when the impairment is deemed other than temporary even if a decision to sell has not been made.

Loans Held for Sale

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income. Gains and losses on loan sales are recorded in noninterest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans and Loan Income

Loans and Loan Income: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased residential real estate loans are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments. Discounts and premiums on purchased consumer loans are recognized over the expected lives of the loans using methods that approximate the interest method.

Allowance for Loan Losses

Allowance for Loan Losses: The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Company’s internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock: Federal Home Loan Bank (FHLB) stock is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula.

The Bank owned $5,398,000 of FHLB stock as of December 31, 2011 and 2010. The FHLB of Chicago paid a cash dividend of 0.10% and zero during 2011 and 2010, respectively. The FHLB will continue to assess their dividend capacity each quarter, and will obtain the necessary approval if a dividend is to be made. Management performed an analysis and deemed the investment in FHLB stock was not impaired.

Foreclosed Assets

Foreclosed Assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines, a valuation allowance is recorded through expense. Costs incurred after acquisition that do not meet the criteria for capitalization are expensed.

Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 10 to 50 years. Furniture, fixtures, and equipment are depreciated using the straight-line (or accelerated) method with useful lives ranging from 3 to 10 years.

Long-Term Assets

Long-Term Assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate that their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Stock Compensation		Stock Compensation: At December 31, 2011, the Company has a stock-based employee compensation plan, which is described more fully in Note 15.
Income Taxes

Income Taxes: The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiaries.

With a few exceptions, the Company is no longer subject to U.S. federal, state and local or non-U.S. income tax examinations by tax authorities for years before 2008.

Off-balance-sheet Financial Instruments

Off-balance-sheet Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Statements of Cash Flows

Statements of Cash Flows: For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and interest-bearing deposits. Most federal funds are sold for one-day periods. Net cash flows are reported for customer loan and deposit transactions.

Earnings Per Share

Earnings Per Share: Basic earnings per share is net income available to common shareholders divided by the weighted average number of shares outstanding during the year. Diluted earnings per share include the dilutive effect of additional potential shares issuable under stock options.

Comprehensive Income or Loss

Comprehensive Income or Loss: Comprehensive income or loss consists of net income or loss and other comprehensive income or loss. Other comprehensive income or loss includes unrealized gains and losses on securities available for sale, which are also recognized as a separate component of equity.

Dividend Restriction

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to the Holding Company or by the Holding Company to the stockholders. In addition, the Bank and the Holding Company are currently subject to regulatory orders limiting their ability to declare and pay dividends. See Note 10 for more information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of active markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Recently Issued Accounting Standards

Recently Issued Accounting Standards: In April 2011, the FASB issued ASU No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. ASU 2011-02 clarifies the guidance in ASC 310-40 Receivables: Troubled Debt Restructurings by Creditors. Creditors are required to identify a restructuring as a troubled debt restructuring if the restructuring constitutes a concession and the debtor is experiencing financial difficulties. ASU 2011-02 clarifies guidance on whether a creditor has granted a concession and clarifies the guidance on a creditor’s evaluation of whether a debtor is experiencing financial difficulties. In addition, ASU 2011-02 also precludes the creditor from using the effective interest rate test in the debtor’s guidance on restructuring of payables when evaluating whether a restructuring constitutes a troubled debt restructuring. The effective date of ASU 2011-2 for public entities is effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. If, as a result of adoption, an entity identifies newly impaired receivables, an entity should apply the amendments for purposes of measuring impairment prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company adopted the methodologies prescribed by this ASU on July 1, 2011 with no material impact on its financial condition, results of operation, and cash flows or on the total TDRs identified by the Company.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income. In June, 2011 FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. Due to the recency of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

Current Economic Conditions

Current Economic Conditions: The current protracted economic decline continues to present financial institutions with circumstances and challenges that in many cases have resulted in large and unanticipated declines in the fair values of investments and other assets, constraints on liquidity and capital and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans. The financial statements have been prepared using values and information currently available to the Company.

At December 31, 2011, the Company held $94.5 million in commercial real estate loans. Due to the national, state and local economic conditions, values for commercial real estate have declined significantly and the market for these properties is depressed.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, and capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.

Fair Value Measurements and Disclosures

The Company measures fair value according to the Financial Accounting Standards Board Accounting Standards Codification (ASC) Fair Value Measurements and Disclosures (ASC 820-10). ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs used in valuation techniques, but not the valuation techniques themselves. The fair value hierarchy is designed to indicate the relative reliability of the fair value measure. The highest priority given to quoted prices in active markets and the lowest to unobservable data such as the Company’s internal information. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There are three levels of inputs into the fair value hierarchy (Level 1 being the highest priority and Level 3 being the lowest priority):

Balance Sheet

Accounting Standards Update No. 2011-11 – Balance Sheet (Topic 210). In December 2011, FASB issued ASU 2011-11. The objective of this Update is to provide enhanced disclosures that will enable users of financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45.

An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company will adopt the methodologies prescribed by this ASU by the date required, and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

Securities Available For Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Securities Available For Sale

The fair value of securities available for sale at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$15,358	$52	$(74)
State and political subdivisions	11,053	771	(16)
Mortgage-backed securities – Government sponsored entities (GSE) residential	24,190	443	(24)
Preferred stock	13	—	(2)
SBA guaranteed	243	3	—

	$50,857	$1,269	$(116)

	December 31, 2011
	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
U. S. government agencies	$9,041	$42	$—
State and political subdivisions	12,926	482	(3)
Mortgage-backed securities – GSE residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

The fair value of securities available for sale at year end is as follows:

2011	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$9,041	$42	$—
States and political subdivisions	12,926	482	(3)
Mortgage-backed – Government sponsored enterprises (GSE) residential	21,665	477	(1)
Preferred stock	25	10	—
SBA guaranteed	274	1	(1)

	$43,931	$1,012	$(5)

2010	Fair Value	Gross Unrealized Gains	Gross Unrealized Losses

U. S. government agencies	$11,801	$13	$(216)
States and political subdivisions	12,868	173	(470)
Mortgage-backed – Government sponsored enterprises (GSE) residential	18,198	248	(154)
Preferred stock	11	—	(3)
SBA guaranteed	297	—	(3)

	$43,175	$434	$(846)

Available for Sale Securities Amortized Cost Contractual Maturity

The fair values of securities available for sale at September 30, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$62	$62
Due after one year through five years	951	980
Due after five years through ten years	2,658	2,679
Due after ten years	22,007	22,690

Mortgage-backed securities	23,771	24,190
Preferred stock	15	13
SBA guaranteed	240	243

	$49,704	$50,857

Securities not due at a single maturity are shown separately.

	Amortized Cost	Fair Value

Due in one year or less	32	32
Due after one year through five years	1,012	1,040
Due after five years through ten years	1,864	1,876
Due after ten years	18,539	19,019

Mortgage-backed – GSE residential	21,187	21,665
Preferred stock	15	25
SBA guaranteed	275	274

	$42,924	$43,931

Sales Activities for Securities

Sales activities for securities for the three and nine months ended September 30, 2012 and 2011 is shown in the following table:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Sales proceeds	$—	$—	$4,392	$2,526
Gross gains on sales	—	—	141	104
Sales of securities were as follows:

	2011	2010

Proceeds	$2,526	$5,424
Gross gains	104	139
Gross losses	—	—

Gross Unrealized Losses and Fair Value

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U. S. government agencies	$6,311	$(74)	$—	$—	$6,311	$(74)
State and political subdivisions	547	(16)	—	—	547	(16)
Mortgage-backed securities – GSE residential	3,658	(23)	23	—	3,681	(24)
Preferred stock	13	(2)			13	(2)
SBA guaranteed	—	—	26	(1)	26	—

Total temporarily impaired securities	$10,529	$(115)	$49	$(1)	$10,578	$(116)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed securities – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

The following tables show gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

2011	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$—	$—	$476	$(3)	$476	$(3)
Mortgage-backed – GSE residential	109	(1)	—	—	109	(1)
Preferred stock	—	—	229	(1)	229	(1)

Total temporarily impaired securities	$109	$(1)	$705	$(4)	$814	$(5)

2010	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. government agencies	$7,788	$(216)	$—	—	$7,788	$(216)
State and political subdivisions	8,411	(365)	1,568	(105)	9,979	(470)
Mortgage-backed – GSE residential	9,002	(154)	—	—	9,002	(154)
Preferred stock	11	(3)	—	—	11	(3)
SBA guaranteed	136	(1)	113	(2)	249	(3)

Total temporarily impaired securities	$25,348	$(739)	$1,681	$(107)	$27,029	$(846)

Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Loans

Loans consisted of the following at September 30, 2012 and December 31, 2011, respectively:

	September 30,	December 31,
	2012	2011
Real estate
Commercial	$96,116	$94,513
Construction	2,486	4,361
Residential	19,460	21,054
Home equity	53,749	59,176

Total real estate loans	171,811	179,104
Commercial	26,205	26,203
Consumer	1,299	1,392

Total loans	199,315	206,699
Deferred loan costs, net	211	265
Allowance for loan losses	(5,309)	(8,854)

Loans, net	$194,217	$198,110

Loans consisted of the following at December 31:

	2011	2010

Real estate
Commercial	$94,513	$94,356
Construction	4,361	15,435
Residential	21,054	25,964
Home equity	59,176	66,243

Total real estate loans	179,104	201,998
Commercial	26,203	25,572
Consumer	1,392	1,399

Total loans	206,699	228,969
Deferred loan costs, net	265	317
Allowance for loan losses	(8,854)	(7,679)

Loans, net	$198,110	$221,607

Loans to Related Parties

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2012	$3,281
New loans including renewals	2,164
Payments, etc., including renewals	(3,099)

Balances, September 30, 2012	$2,346

The aggregate amount of loans, as defined, to such related parties were as follows:

Balances, January 1, 2011	$3,353
New loans including renewals	150
Payments, etc., including renewals	(224)

Balances, December 31, 2011	$3,279

Allowance for Loans Losses

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method for the nine months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Total

Balance at beginning of period	$695	$4,171	$1,768	$18	$804	$1,398	$8,854
Provision for loan losses	254	950	9	5	71	(152)	1,137
Charge-offs	(295)	(1,877)	(1,740)	(5)	(456)	(358)	(4,731)
Recoveries	9	10	—	—	30	—	49

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$5,309

Ending balance: individually evaluated for impairment	$—	$2,034	$—	$—	$240	$571	$2,845

Ending balance: collectively evaluated for impairment	$663	$1,220	$37	$18	$209	$317	$2,464

Total Loans:
Ending balance	$26,205	$96,116	$2,486	$1,299	$19,460	$53,749	$199,315

Ending balance: individually evaluated for impairment	$—	$6,771	$—	$—	$1,686	$2,651	$11,108

Ending balance: collectively evaluated for impairment	$26,205	$89,345	$2,486	$1,299	$17,774	$51,098	$188,207

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	6	1,849	410	3	345	533	(279)	2,867
Charge-offs	(109)	(194)	(2,801)	(8)	(139)	(530)	—	(3,781)
Recoveries	1	—	—	3	—	4	—	8

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773

Ending balance: individually evaluated for impairment	$—	$1,683	$1,450	$—	$566	$447	$—	$4,146

Ending balance: collectively evaluated for impairment	$689	$1,172	$36	$17	$301	$398	$14	$2,627

Total Loans:
Ending balance	$28,279	$94,782	$5,699	$1,448	$25,701	$61,329	$—	$217,238

Ending balance: individually evaluated for impairment	$—	$6,606	$2,722	$—	$7,946	$1,796	$—	$19,070

Ending balance: collectively evaluated for impairment	$28,279	$88,176	$2,977	$1,448	$17,755	$59,533	$—	$198,168

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010:

	2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679
Provision for loan losses	11	3,367	703	(1)	1,014	1,370	(293)	6,171
Charge-offs	(109)	(396)	(2,812)	(8)	(872)	(813)	—	(5,010)
Recoveries	2	—	—	9	—	3	—	14

Balance at end of period	$695	$4,171	$1,768	$19	$803	$1,398	$—	$8,854

Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

	2010
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$762	$2,245	$619	$24	$770	$390	$2	$4,812
Provision for loan losses	1,287	(589)	6,342	(7)	(2)	1,018	291	8,340
Charge-offs	(1,280)	(456)	(3,084)	(15)	(107)	(570)	—	(5,512)
Recoveries	22	—	—	17	—	—	—	39

Balance at end of period	$791	$1,200	$3,877	$19	$661	$838	$293	$7,679

Ending balance: individually evaluated for impairment	$109	$315	$3,647	$—	$387	$469	$—	$4,927

Ending balance: collectively evaluated for impairment	$682	$885	$230	$19	$274	$369	$293	$2,752

Total Loans:
Ending balance	$25,572	$94,356	$15,435	$1,399	$25,964	$66,243	$—	$228,969

Ending balance: individually evaluated for impairment	$351	$5,707	$11,189	$—	$6,928	$2,174	$—	$26,349

Ending balance: collectively evaluated for impairment	$25,221	$88,649	$4,246	$1,399	$19,036	$64,069	$—	$202,620

Summary of Nonaccrual Loans by Class

The following table summarizes the Company’s nonaccrual loans by class at September 30, 2012 and December 31, 2011.

	September 30, 2012	December 31, 2011
Commercial	$—	$39
Consumer	—	—
Real estate loans:
Construction	—	2,175
Commercial	4,886	4,721
Residential	1,280	4,187
Home equity	2,652	2,677

Total	$8,818	$13,799

The following table summarizes the Company’s nonaccrual loans by class at December 31, 2011 and 2010.

	2011	2010
Commercial and industrial	$39	$351
Real estate loans:
Construction	2,175	9,789
Commercial	4,721	1,052
Residential mortgage	4,187	6,928
Home equity	2,677	2,174

Total	$13,799	$20,294

Summary of Impaired Loans

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011:

	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Ending balance: individually evaluated for impairment	$39	$3,002	$1,740	$—	$451	$977	$—	$6,209

Ending balance: collectively evaluated for impairment	$656	$1,214	$28	$19	$352	$376	$—	$2,645

Total Loans:
Ending balance	$26,203	$94,513	$4,361	$1,392	$21,054	$59,176	$—	$206,699

Ending balance: individually evaluated for impairment	$39	$6,671	$2,175	$—	$3,709	$2,659	$—	$15,253

Ending balance: collectively evaluated for impairment	$26,164	$87,842	$2,186	$1,392	$17,345	$56,517	$—	$191,446

The following table presents impaired loans as of September 30, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Commercial real estate	$1,884	$1,884	$—
Construction	—	—	—
Residential	786	786	—
HELOC	181	181	—

Subtotal	2,851	2,851	—

With an allowance recorded:
Commercial	—	—	—
Commercial real estate	4,886	4,886	2,034
Construction	—	—	—
Residential	901	901	240
HELOC	2,470	2,470	571

Subtotal	8,257	8,257	2,845

Total Impaired Loans	$11,108	$11,108	$2,845

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$1,889	$21	$—	$—	$1,466	$58	$760	$—
Construction	—	—	572	—	—	—	572	—
Residential	786	4	2,358	—	1,836	9	2,360	—
HELOC	166	—	525	—	165	—	523	1

Subtotal	2,841	25	3,455	—	3,467	67	4,215	1

With an allowance recorded:
Commercial	—	—	—	—	—	—	—	—
Commercial real estate	4,854	—	6,607	36	3,940	53	5,534	199
Construction	—	—	2,150	—	—	—	2,150	—
Residential	902	4	5,596	13	435	8	5,609	47
HELOC	2,491	7	1,261	3	2,505	7	1,258	7

Subtotal	8,247	11	15,614	52	6,880	68	14,551	253

Total Impaired Loans	$11,088	$36	$19,069	$52	$10,347	$135	$18,766	$254

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance
With no related allowance recorded:
Construction	$25	$776	$—
Residential	2,353	2,353	—
HELOC	510	510	—

Subtotal	2,888	3,639	—

With an allowance recorded:
Commercial	39	39	39
Commercial real estate	6,671	6,671	3,002
Construction	2,150	2,150	1,740
Residential	1,356	1,355	451
HELOC	2,149	2,149	977

Subtotal	12,365	12,364	6,209

Total Impaired Loans	$15,253	$16,003	$6,209

The following table presents impaired loans as of December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Construction	$25	$776	$—	$525	$—
Residential	2,353	2,353	—	2,359	—
HELOC	510	510	—	523	1

Subtotal	2,888	3,639	—	3,407	1

With an allowance recorded:
Commercial	39	39	39	877	30
Commercial real estate	6,671	6,671	3,002	4,987	232
Construction	2,150	2,150	1,740	2,150	—
Residential	1,356	1,355	451	1,378	54
HELOC	2,149	2,149	977	2,159	51

Subtotal	12,365	12,364	6,209	11,551	367

Total Impaired Loans	$15,253	$16,003	$6,209	$14,958	$368

The following table presents impaired loans as of December 31, 2010:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
Commercial	$109	$109	$—	$246	$—
Commercial real estate	464	464	—	491	3
Construction	572	1,323	—	572	—
Residential	2,588	2,588	—	2,728	20
HELOC	636	636	—	276	—

Subtotal	4,369	5,120	—	4,313	23

With an allowance recorded:
Commercial	242	242	109	110	—
Commercial real estate	5,243	5,243	315	5,169	209
Construction	10,617	12,440	3,647	11,244	—
Residential	4,340	4,340	387	4,356	25
HELOC	1,538	1,679	469	1,578	—

Subtotal	21,980	23,944	4,927	22,457	234

Total Impaired Loans	$26,349	$29,064	$4,927	$26,770	$257

Summary of Credit Quality

The following tables summarize credit quality of the Company at September 30, 2012 and December 31, 2011:

	September 30, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$25,682	$255	$268	$—	$—	$26,205
Real estate loans:
Construction	2,486	—	—	—	—	2,486
Commercial real estate	86,866	3,373	5,877	—	—	96,116
Residential	14,644	2,665	2,151	—	—	19,460
Home equity	50,522	30	3,197	—	—	53,749
Individuals loans for household and other personal expenditures	1,299	—	—	—	—	1,299

Total	$181,499	$6,323	$11,493	$—	$—	$199,315

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Individuals loans for household and other personal expenditures	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

The following table summarizes credit quality of the Company at December 31, 2011 and 2010:

	2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$24,582	$910	$711	$—	$—	$26,203
Real estate loans:
Construction	1,144	—	3,217	—	—	4,361
Commercial real estate	84,492	3,351	6,670	—	—	94,513
Residential mortgage	12,042	3,804	5,208	—	—	21,054
Home equity	54,665	530	3,981	—	—	59,176
Consumer	1,392	—	—	—	—	1,392

Total	$178,317	$8,595	$19,787	$—	$—	$206,699

	2010
	Pass	Special Mention	Substandard	Doubtful	Loss	Total

Commercial	$22,241	$2,238	$1,093	$—	$—	$25,572
Real estate loans:
Construction	2,077	773	12,585	—	—	15,435
Commercial real estate	85,412	3,203	5,741	—	—	94,356
Residential mortgage	14,685	1,285	9,994	—	—	25,964
Home equity	62,635	526	3,082	—	—	66,243
Consumer	1,399	—	—	—	—	1,399

Total	$188,449	$8,025	$32,495	$—	$—	$228,969

Summary of Past Due Aging of Loan Portfolio

The following tables summarize past due aging of the Company’s loan portfolio at September 30, 2012 and December 31, 2011:

	September 30, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$200	$—	$—	$200	$26,005	$26,205	$—
Real estate loans:
Construction	—	—	—	—	2,486	2,486	—
Commercial real estate	1,801	239	4,886	6,926	89,190	96,116	20
Residential	1,875	870	1,299	4,044	15,416	19,460	—
Home equity	335	500	2,652	3,487	50,262	53,749	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,299	1,299	—

Total	$4,211	$1,609	$8,837	$14,657	$184,658	$199,315	$20

	December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Individuals loans for household and other personal expenditures	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

The following table summarizes aging of the Company’s loan portfolio at December 31, 2011 and 2010:

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$39	$39	$26,164	$26,203	$—
Real estate loans:
Construction	—	—	2,175	2,175	2,186	4,361	—
Commercial real estate	674	—	4,721	5,395	89,118	94,513	—
Residential mortgage	204	43	4,187	4,434	16,620	21,054	—
Home equity	60	463	2,677	3,200	55,976	59,176	—
Consumer	—	—	—	—	1,392	1,392	—

Total	$938	$506	$13,799	$15,243	$191,456	$206,699	$—

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing

Commercial	$—	$—	$351	$351	$25,221	$25,572	$—
Real estate loans:
Construction	1,154	—	9,789	10,943	4,492	15,435	—
Commercial real estate	1,958	—	1,052	3,010	91,346	94,356	—
Residential mortgage	104	168	6,928	7,200	18,764	25,964	—
Home equity	687	298	2,174	3,159	63,084	66,243	—
Consumer	12	—	—	12	1,387	1,399	—

Total	$3,915	$466	$20,294	$24,675	$204,294	$228,969	$—

Loans Restructured as TDR

The following table summarizes the loans that have been restructured as TDRs during the three and nine months ended September 30, 2012:

	Three months ended September 30, 2012			Nine months ended September 30, 2012
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	2	$997	$997
Residential	—	—	—	2	636	636

Total	—	$—	$—	4	$1,633	$1,633

	Three months ended September 30, 2011			Nine months ended September 30, 2011
	Count	Balance Prior to TDR	Balance after TDR	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	—	$—	$—	1	$1,100	$1,128
Construction	3	533	533	3	533	533
Residential	1	371	371	1	371	371

Total	4	$904	$904	5	$2,004	$2,032

The following table summarizes the loans that have been restructured as TDRs for the years ended December 31, 2011 and 2010:

	December 31, 2011
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	4	$5,847	$5,811
Construction	1	533	344
Residential mortgage	2	2,733	2,719

Total	7	$9,113	$8,874

	December 31, 2010
	Count	Balance Prior to TDR	Balance after TDR
Real estate loans:
Commercial real estate	6	$8,683	$8,683
Residential mortgage	2	6,106	6,106

Total	8	$14,789	$14,789

TDRs that had Payment Defaults

The following table sets forth the Company’s TDRs that had payment defaults during the nine months ended September 30, 2012. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

		Default
	Count	Balance
Real estate loans:
Commercial real estate	3	$4,457
Residential	2	579

Total	5	$5,036

The following table sets forth the Company’s TDRs that had payment defaults during the year ended December 31, 2011. Default occurs when a TDR is 90 days or more past due, transferred to non-accrual status, or transferred to other real estate owned within twelve months of restructuring.

	Count	Default Balance
Real estate loans:
Commercial real estate	1	$2,352

Changes in Allowance for Loan Losses

The following tables present the changes in the allowance for loan losses for the three months ended September 30, 2012 and 2011:

	September 30, 2012
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total
Balance at beginning of period	$652	$3,051	$28	$18	$274	$1,144	$—	$5,168
Provision for loan losses	11	217	9	—	165	(222)	—	180
Charge-offs	—	(20)	—	—	—	(34)	—	(54)
Recoveries	—	6	—	—	10	—	—	16

Balance at end of period	$663	$3,254	$37	$18	$449	$888	$—	$5,309

	September 30, 2011
	Commercial	Commercial Real Estate	Construction	Consumer	Residential	HELOC	Unallocated	Total

Balance at beginning of period	$658	$2,780	$1,543	$19	$789	$815	$—	$6,604
Provision for loan losses	31	75	(57)	2	78	30	14	173
Charge-offs	—	—	—	(8)	—	—	—	(8)
Recoveries	—	—	—	4	—	—	—	4

Balance at end of period	$689	$2,855	$1,486	$17	$867	$845	$14	$6,773

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Premises and Equipment

Premises and equipment consisted of the following at year end:

	2011	2010

Land	$3,908	$3,908
Building	12,425	12,414
Construction in progress	—	87
Furniture and equipment	3,334	3,128

Total cost	19,667	19,537
Accumulated depreciation	(4,546)	(4,002)

Net book value	$15,121	$15,535

Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Aggregate Deposits

	2011	2010

Non-interest bearing DDA	$36,324	$34,047
NOW	75,524	80,282
Money market	41,907	34,560
Regular savings	55,026	50,793
Certificates and time deposits, $100,000 and over	38,201	50,264
Other certificates and time deposits	54,119	59,134

Total deposits	$301,101	$309,080

Scheduled Maturities of Certificates of Deposit	At December 31, 2011, scheduled maturities of certificates of deposit are as follows:

2012	$61,841
2013	20,300
2014	2,246
2015	4,085
2016	3,848

$92,320

Advances from the Federal Home Loan Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Advance From Federal home Loan Bank and Other Borrowings Maturities	At December 31, 2011, scheduled maturities of advances are as follows:

2012	$4,000
2013	4,500
2014	2,500
2015	2,000

Capital Requirements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Minimum Capital Restoration Requirements

If undercapitalized, capital distributions are limited, as are asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to Risk Weighted Assets		Tier 1 Capital to
	Total	Tier 1	Average Assets

Well capitalized	10%	6%	5%
Adequately capitalized	8	4	4
Undercapitalized	6	3	3

Summary of Capital Ratios for Bank

At the dates indicated, the capital ratios of the Bank were as follows:

	September 30, 2012		December 31, 2011
	Amount	Ratio	Amount	Ratio

Total capital (to risk-weighted assets)	$12,326	5.5%	$13,756	6.1%
Tier I capital (to risk-weighted assets)	9,489	4.2%	10,860	4.8%
Tier I capital (to average assets)	9,489	2.9%	10,860	3.3%

The actual capital levels and minimum required levels for the Bank were as follows at December 31:

	Actual		Minimum for Capital Adequacy Purposes		Minimum to Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011

Total capital (to risk-weighted assets)	$13,756	6.1%	$18,060	8.0%	$22,575	10.0%

Tier 1 capital (to risk-weighted assets)	10,860	4.8	9,030	4.0	13,545	6.0

Tier 1 capital (to average assets)	10,860	3.3	13,181	4.0	16,477	5.0

2010

Total capital (to risk-weighted assets)	$21,219	8.6%	$19,809	8.0%	$24,761	10.0%

Tier 1 capital (to risk-weighted assets)	18,072	7.3	9,904	4.0	14,857	6.0

Tier 1 capital (to average assets)	18,072	5.4	13,388	4.0	16,735	5.0

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Income Tax Benefits	Income tax benefit consists of the following:

	2011	2010
Currently payable tax
Federal	$168	$161
State	(192)	32
Deferred tax	4,681	(3,558)

Income tax benefit	$4,657	$(3,365)

Summary of Income Tax Benefit Differs from Federal Statutory Rates

Income tax benefit differs from federal statutory rates applied to financial statement income due to the following:

	2011	2010

Federal rate of 34 percent	$(2,159)	$(2,700)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(144)	(172)
State income tax, net of federal benefit	206	(410)
Cash value of life insurance	(83)	(81)
Valuation allowance	6,535	—
Other items, net	302	(2)

Income tax benefit	$4,657	$(3,365)

Summary of Year End Deferred Tax Assets and Liabilities

Year end deferred tax assets and liabilities were due to the following:

	2011	2010
Deferred tax assets
Allowance for loan losses	$3,739	$2,902
Deferred compensation	653	553
Other-than-temporary-impairment	209	200
Loss carryforward	4,572	2,412
AMT carryover	263	329
Other real estate owned	294	—
Net unrealized losses on securities available for sale	—	160
Other	68	339

Total	9,798	6,895

Deferred tax liabilities
Accumulated depreciation	(672)	(550)
Deferred loan fees and costs, net	(166)	(166)
Prepaid expenses	(69)	(70)
Net unrealized gains on securities available for sale	(390)	—
Federal Home Loan Bank stock dividends	(545)	(522)
State income taxes	(339)	(356)
Other	(150)	—

Total	(2,331)	(1,664)

Valuation allowance	(7,467)	—

Net deferred tax asset	$—	$5,231

Activity in Net Deferred Tax Assets

The deferred tax asset is in other assets on the Company’s balance sheet.

The following is the activity in net deferred tax assets:

Balance, December 31, 2010	$5,231
Increase in deferred tax assets	2,903
Decrease in deferred tax liabilities	(667)
Increase in valuation allowance	(7,467)

Balance, December 31, 2011	$—

Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loss Per Common Share

The factors used in the loss per common share computation follow:

	2011	2010
Basic
Net loss	$(11,006)	$(4,574)
Less: Accretion of discount on preferred stock	(67)	(64)
Dividends on preferred stock	(380)	(380)

Net loss available to common shareholders	$(11,453)	$(5,018)

Weighted-average common shares outstanding	1,245,267	1,245,267

Basic loss per share	$(9.20)	$(4.03)

Diluted
Net loss	$(11,006)	$(4,574)
Less: Accretion of discount on preferred stock	(67)	(64)
Dividends on preferred stock	(380)	(380)

Net loss available to common shareholders	$(11,453)	$(5,018)

Weighted-average common shares outstanding for basic earnings per share	1,245,267	1,245,267
Add dilutive effects of assumed exercise of stock options	360	—

Average shares and dilutive potential common shares	1,245,627	1,245,267

Diluted loss per share	$(9.20)	$(4.03)

Earning Per Share to Common Shareholders

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
(in thousands)
Net loss	$(354)	$(1)	$(1,580)	$(2,141)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)
Dividends on preferred stock	(96)	(96)	(285)	(285)

Loss available to common shareholders	$(468)	$(114)	$(1,919)	$(2,476)

Number of Shares Used to Compute Basic and Diluted Loss Per Share

The number of shares used to compute basic and diluted loss per share were as follows:

Weighted Average Shares outstanding	1,245,267	1,245,267	1,245,267	1,245,267
Effect of dilutive securities:
Stock options	—	—	—	—

Shares used to compute diluted loss per share	1,245,267	1,245,267	1,245,267	1,245,267

Loss per share:
Basic	$(0.38)	$(0.09)	$(1.54)	$(1.99)
Diluted	(0.38)	(0.09)	$(1.54)	$(1.99)

Stock Options (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Option Valuation Assumptions

A summary of the activity in the Plan follows:

	2011	2010
Expected volatility	33.4% - 38.5%	26.94%
Weighted-average volatility	35.9%	26.94%
Expected dividends	0.00%	0.00%
Expected term (in years)	5	5
Risk-free rate	0.91% - 1.49%	1.41% - 1.55%

Schedule of Stock Option Activity

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended, is presented below:

	2011
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	32,730	$20.02
Granted	1,000	3.23
Exercised	—	—
Forfeited or expired	(1,400)	24.00

Outstanding, end of year	32,330	$19.36	4.65	—

Exercisable, end of year	12,740	$20.00	3.39

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Comprehensive Income (Loss) and Related Taxes

Other comprehensive income (loss) components and related taxes were as follows:

	2011	2010

Net unrealized gain on securities available-for-sale	$1,523	$121
Less reclassification adjustment for realized gains included in income	(104)	(139)

Other comprehensive gain (loss), before tax effect	1,419	(18)
Tax (benefit) expense	550	(7)

Other comprehensive income (loss)	$869	$(11)

Off-Balance-Sheet Activities (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year end.

	2011	2010

Financial standby letters of credit	$219	$224
Commitments to originate loans	3,956	712
Unused lines of credit and letters of credit	58,604	59,365
Performance standby letters of credit	54	54

Disclosures about Fair Value of Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Available for Sale Securities Recorded at a Fair Value

The following tables are as of September 30, 2012 and December 31, 2011, respectively:

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$15,358	$—	$15,358	$—
State and political subdivisions	11,053	—	11,053	—
Mortgage-backed securities – GSE residential	24,190	—	24,190	—
Preferred stock	13	13	—	—
SBA guaranteed	243	—	243	—

Total available-for-sale securities	$50,857	$13	$50,844	$—

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available-for-sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available-for-sale securities	$43,931	$25	$43,906	$—

The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$9,041	$—	$9,041	$—
State and political subdivisions	12,926	—	12,926	—
Mortgage-backed securities – GSE residential	21,665	—	21,665	—
Preferred stock	25	25	—	—
SBA guaranteed	274	—	274	—

Total available for sale securities	$43,931	$25	$43,906	$—

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Available for sale securities:
U.S. government agencies	$11,801	$—	$11,801	$—
State and political subdivisions	12,868	—	12,868	—
Mortgage-backed securities – GSE residential	18,198	—	18,198	—
Preferred stock	11	11	—	—
SBA guaranteed	297	—	297	—

Total available for sale securities	$43,175	$11	$43,164	$—

Fair Value of Assets and Liabilities Measured on Non-Recurring Basis

The following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying September 30, 2012 and December 31, 2011 balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

		At September 30, 2012
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$5,413	—	—	$5,413
Other real estate owned	3,914	—	—	3,914

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	—	—	$7,008
Other real estate owned	4,722	—	—	4,722

The following tables are as of December 31, 2011 and 2010, respectively:

		At December 31, 2011
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$7,008	$—	$—	$7,008

		At December 31, 2010
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3

Impaired loans	$11,587	$—	$—	$11,587

Carrying Amount and Estimated Fair Value of Financial Instruments

The following table presents estimated fair values of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at September 30, 2012:

		At September 30, 2012
		Fair Value Measurements Using
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$46,447	$46,447	$—	—
Interest-bearing time deposits	1,941	1,941	—	—
Securities available for sale	50,857	13	50,844	—
Loans held for sale	3,651	—	3,651	—
Loans receivable, net	194,217	—	—	196,479
Federal Home Loan Bank stock	1,895	—	1,895	—
Interest receivable	1,094	—	1,094	—

Financial liabilities
Deposits	307,430	—	308,767	—
Federal Home Loan Bank advances	13,000	—	13,239	—
Other borrowings	1,300	—	1,300	—
Subordinated debentures	3,609	—	—	1,210
Interest payable	334	—	334	—

The carrying amount and estimated fair value of financial instruments at December 31, 2011 year end are as follows:

	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258
Interest-bearing time deposits	3,435	3,435
Securities available for sale	43,931	43,931
Loans held for sale	633	633
Loans receivable, net	198,110	200,526
Federal Home Loan Bank stock	5,398	5,398
Interest receivable	1,047	1,047

Financial liabilities
Deposits	301,101	303,213
Federal Home Loan Bank advances	13,000	13,356
Other borrowings	1,300	1,300
Subordinated debentures	3,609	1,189
Interest payable	248	248

The carrying amount and estimated fair value of financial instruments at year end are as follows:

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$44,258	$44,258	$32,487	$32,487
Interest-bearing time deposits	3,435	3,435	4,827	4,827
Securities available for sale	43,931	43,931	43,175	43,175
Loans held for sale	633	633	1,770	1,770
Loans receivable, net	198,110	200,526	221,607	224,054
Federal Home Loan Bank stock	5,398	5,398	5,398	5,398
Interest receivable	1,047	1,047	1,116	1,116

Financial liabilities
Deposits	301,101	303,213	309,080	309,575
Federal Home Loan Bank advances	13,000	13,356	13,000	12,929
Other borrowings	1,300	1,300	1,500	1,500
Subordinated debentures	3,609	1,189	3,609	1,163
Interest payable	248	248	245	245

Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash on deposit with the Bank	$900	$1,352
Investment in common stock of the Bank	11,477	20,923
Other assets	272	599

Total assets	$12,649	$22,874

Liabilities
Other borrowings	$1,300	$1,500
Long-term debt	3,609	3,609
Other liabilities	490	10

Total liabilities	5,399	5,119

Stockholders’ Equity	7,250	17,755

Total liabilities and stockholders’ equity	$12,649	$22,874

Condensed Statements of Operations

Condensed Statements of Operations

	Years Ended December 31,
	2011	2010

Income	$3	$4

Expenses
Interest expense	149	170
Other expenses	207	180

Total expenses	356	350

Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank	(353)	(346)

Income Tax Expense (Benefit)	338	(134)

Loss Before Equity in Undistributed Loss of the Bank	(691)	(212)

Equity in Undistributed Loss of the Bank	(10,315)	(4,362)

Net Loss	$(11,006)	$(4,574)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
Operating Activities
Net loss	$(11,006)	$(4,574)
Equity in undistributed loss of the Bank	10,315	4,362
Compensation cost of stock options	11	13
Other changes	428	(219)

Net cash used in operating activities	(252)	(418)

Financing Activities
Repayment of borrowings	(200)	(300)
Dividends paid on preferred stock	—	(380)

Net cash used in financing activities	(200)	(680)

Net Change in Cash on Deposit With the Bank	(452)	(1,098)

Cash on Deposit With the Bank at Beginning of Year	1,352	2,450

Cash on Deposit With the Bank at End of Year	$900	$1,352

Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accrual of interest on mortgage and commercial loans if discontinued for maximum days	90 days	90 days
Federal Home Loan Bank stock	$ 1,895,000	$ 5,398,000	$ 5,398,000
Cash dividend paid by Federal Home Loan Bank, percent		0.10%	0.00%
Commercial real estate loans held by Company		$ 94,500,000
Building and Related Components | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years
Building and Related Components | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		50 years
Furniture, Fixtures and Equipment | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		3 years
Furniture, Fixtures and Equipment | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years

Going Concern Considerations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	May 03, 2012	Dec. 31, 2011	Jan. 21, 2011
Going Concern [Line Items]
Tier I capital ( to total assets)		2.90%		3.30%	8.00%
Total capital (to risk-weighted assets)		5.50%		6.10%	12.00%
Company's loan with the unaffiliated third party, interest rate				6.00%
Company's loan with the unaffiliated third party, outstanding balance				$ 1,300,000
Maximum non-performing assets as percentage to tangible capital	65.00%
Maximum net loss can incur under loan agreement	250,000
Expected payment for full settlement of debt			$ 900,000

Cash And Cash Equivalents - Additional Information (Detail) (USD $)	Dec. 31, 2011	Jul. 21, 2010
Cash and Cash Equivalents [Line Items]
Insurance Limits Permanently Increased		$ 250,000
Cash balance at FRB and FHLB uninsured amount	39,500,000
Cash on hand or deposit with FRB under capital regulatory	$ 4,200,000

Fair Value of Securities Available For Sale (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 50,857	$ 43,931	$ 43,175
Gross Unrealized Gains	1,269	1,012	434
Gross Unrealized Losses	(116)	(5)	(846)
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value	15,358	9,041	11,801
Gross Unrealized Gains	52	42	13
Gross Unrealized Losses	(74)		(216)
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value	11,053	12,926	12,868
Gross Unrealized Gains	771	482	173
Gross Unrealized Losses	(16)	(3)	(470)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value	24,190	21,665	18,198
Gross Unrealized Gains	443	477	248
Gross Unrealized Losses	(24)	(1)	(154)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Fair Value	13	25	11
Gross Unrealized Gains		10
Gross Unrealized Losses	(2)		(3)
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value	243	274	297
Gross Unrealized Gains	3	1
Gross Unrealized Losses		$ (1)	$ (3)

Available for Sale Securities Amortized Cost Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, amortized cost	$ 62	$ 32
Due after one year through five years, amortized cost	951	1,012
Due after five years through ten years, amortized cost	2,658	1,864
Due after ten years, amortized cost	22,007	18,539
Available for sale securities, amortized costs, total	49,704	42,924
Due in one year or less, fair value	62	32
Due after one year through five years, fair value	980	1,040
Due after five years through ten years, fair value	2,679	1,876
Due after ten years, fair value	22,690	19,019
Available-for-sale Securities, Fair Value Disclosure, total	50,857	43,931
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	23,771	21,187
Available for sale debt securities without a single maturity date, fair value	24,190	21,665
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Available for sale equity securities without a single maturity date, amortized cost	15	15
Available for sale equity securities without a single maturity date, fair value	13	25
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	240	275
Available for sale debt securities without a single maturity date, fair value	$ 243	$ 274

Securities Available for Sale - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Carrying value of securities that were pledged to secure public deposits, Federal home loan bank advances and other	$ 29,800,000	$ 24,630,000	$ 22,665,000
Total Fair Value of Investment		814,000	27,029,000
Percentage of investment portfolio		1.90%	62.60%
Impairment of investments identified during the third quarter	$ 0

Sales Activities for Securities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Sales proceeds			$ 4,392	$ 2,526	$ 2,526	$ 5,424
Gross gains on sales			141	104	104	139
Gross losses on sales

Gross Unrealized Losses and Fair Value (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Total		$ 814,000	$ 27,029,000
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	547,000		8,411,000
Unrealized Losses Less than 12 Months	(16,000)		(365,000)
Fair Value 12 Months or More		476,000	1,568,000
Unrealized Losses 12 Months or More		(3,000)	(105,000)
Fair Value, Total	547,000	476,000	9,979,000
Losses, Total	(16,000)	(3,000)	(470,000)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	3,658,000	109,000	9,002,000
Unrealized Losses Less than 12 Months	(23,000)	(1,000)	(154,000)
Fair Value 12 Months or More	23,000
Fair Value, Total	3,681,000	109,000	9,002,000
Losses, Total	(24,000)	(1,000)	(154,000)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	13,000		11,000
Unrealized Losses Less than 12 Months	(2,000)		(3,000)
Fair Value 12 Months or More		229,000
Unrealized Losses 12 Months or More		(1,000)
Fair Value, Total	13,000	229,000	11,000
Losses, Total	(2,000)	(1,000)	(3,000)
Temporarily Impaired Securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	10,529,000	109,000	25,348,000
Unrealized Losses Less than 12 Months	(115,000)	(1,000)	(739,000)
Fair Value 12 Months or More	49,000	705,000	1,681,000
Unrealized Losses 12 Months or More	(1,000)	(4,000)	(107,000)
Fair Value, Total	10,578,000	814,000	27,029,000
Losses, Total	(116,000)	(5,000)	(846,000)
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	6,311,000		7,788,000
Unrealized Losses Less than 12 Months	(74,000)		(216,000)
Fair Value, Total	6,311,000		7,788,000
Losses, Total	(74,000)		(216,000)
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months			136,000
Unrealized Losses Less than 12 Months			(1,000)
Fair Value 12 Months or More	26,000		113,000
Unrealized Losses 12 Months or More	(1,000)		(2,000)
Fair Value, Total	26,000		249,000
Losses, Total			$ (3,000)

Loans - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrual of interest on mortgage and commercial loans if discontinued for maximum days	90 days	90 days
Charge-off of unsecured open end loans	180 days	180 days
Charge down to the net realizable value, other secured loans due	120 days	120 days
Prior loss experience of company	3 years	3 years
Default occurs when TDR due, transferred to non accrual status or other real estate owned within twelve months of restructuring	90 days	90 days

Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 171,811	$ 179,104		$ 201,998
Commercial	26,205	26,203		25,572
Consumer	1,299	1,392		1,399
Total loans	199,315	206,699		228,969
Deferred loan costs, net	211	265		317
Allowance for loan losses	(5,309)	(8,854)	(6,773)	(7,679)	(4,812)
Loans, net	194,217	198,110		221,607
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	96,116	94,513		94,356
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	2,486	4,361		15,435
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	19,460	21,054		25,964
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 53,749	$ 59,176		$ 66,243

Loans to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 3,281	$ 3,353
New loans including renewals	2,164	150
Payments, etc., including renewals	(3,099)	(224)
Ending balance	$ 2,346	$ 3,281

Allowance for Loans Losses (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 8,854	$ 7,679	$ 7,679	$ 4,812
Provision for loan losses	1,137	2,867	6,171	8,340
Charge-offs	(4,731)	(3,781)	(5,010)	(5,512)
Recoveries	49	8	14	39
Ending balance	5,309	6,773	8,854	7,679
Ending balance: individually evaluated for impairment	2,845	4,146	6,209	4,927
Ending balance: collectively evaluated for impairment	2,464	2,627	2,645	2,752
Ending balance	199,315	217,238	206,699	228,969
Ending balance: individually evaluated for impairment	11,108	19,070	15,253	26,349
Ending balance: collectively evaluated for impairment	188,207	198,168	191,446	202,620
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	695	791	791	762
Provision for loan losses	254	6	11	1,287
Charge-offs	(295)	(109)	(109)	(1,280)
Recoveries	9	1	2	22
Ending balance	663	689	695	791
Ending balance: individually evaluated for impairment			39	109
Ending balance: collectively evaluated for impairment	663	689	656	682
Ending balance	26,205	28,279	26,203	25,572
Ending balance: individually evaluated for impairment			39	351
Ending balance: collectively evaluated for impairment	26,205	28,279	26,164	25,221
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	4,171	1,200	1,200	2,245
Provision for loan losses	950	1,849	3,367	(589)
Charge-offs	(1,877)	(194)	(396)	(456)
Recoveries	10
Ending balance	3,254	2,855	4,171	1,200
Ending balance: individually evaluated for impairment	2,034	1,683	3,002	315
Ending balance: collectively evaluated for impairment	1,220	1,172	1,214	885
Ending balance	96,116	94,782	94,513	94,356
Ending balance: individually evaluated for impairment	6,771	6,606	6,671	5,707
Ending balance: collectively evaluated for impairment	89,345	88,176	87,842	88,649
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,768	3,877	3,877	619
Provision for loan losses	9	410	703	6,342
Charge-offs	(1,740)	(2,801)	(2,812)	(3,084)
Ending balance	37	1,486	1,768	3,877
Ending balance: individually evaluated for impairment		1,450	1,740	3,647
Ending balance: collectively evaluated for impairment	37	36	28	230
Ending balance	2,486	5,699	4,361	15,435
Ending balance: individually evaluated for impairment		2,722	2,175	11,189
Ending balance: collectively evaluated for impairment	2,486	2,977	2,186	4,246
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18	19	19	24
Provision for loan losses	5	3	(1)	(7)
Charge-offs	(5)	(8)	(8)	(15)
Recoveries		3	9	17
Ending balance	18	17	18	19
Ending balance: collectively evaluated for impairment	18	17	19	19
Ending balance	1,299	1,448	1,392	1,399
Ending balance: collectively evaluated for impairment	1,299	1,448	1,392	1,399
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	804	661	661	770
Provision for loan losses	71	345	1,014	(2)
Charge-offs	(456)	(139)	(872)	(107)
Recoveries	30
Ending balance	449	867	804	661
Ending balance: individually evaluated for impairment	240	566	451	387
Ending balance: collectively evaluated for impairment	209	301	352	274
Ending balance	19,460	25,701	21,054	25,964
Ending balance: individually evaluated for impairment	1,686	7,946	3,709	6,928
Ending balance: collectively evaluated for impairment	17,774	17,755	17,345	19,036
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,398	838	838	390
Provision for loan losses	(152)	533	1,370	1,018
Charge-offs	(358)	(530)	(813)	(570)
Recoveries		4	3
Ending balance	888	845	1,398	838
Ending balance: individually evaluated for impairment	571	447	977	469
Ending balance: collectively evaluated for impairment	317	398	376	369
Ending balance	53,749	61,329	59,176	66,243
Ending balance: individually evaluated for impairment	2,651	1,796	2,659	2,174
Ending balance: collectively evaluated for impairment	51,098	59,533	56,517	64,069
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		293	293	2
Provision for loan losses		(279)	(293)	291
Ending balance		14		293
Ending balance: collectively evaluated for impairment		$ 14		$ 293

Summary of Nonaccrual Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 8,818	$ 13,799	$ 20,294
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		39	351
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		2,175	9,789
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	4,886	4,721	1,052
Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	1,280	4,187	6,928
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 2,652	$ 2,677	$ 2,174

Summary of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Recorded Balance
Recorded Balance, With no related allowance recorded	$ 2,851		$ 2,851		$ 2,888	$ 4,369
Recorded Balance, With an allowance recorded	8,257		8,257		12,365	21,980
Recorded Balance, total	11,108		11,108		15,253	26,349
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	2,851		2,851		3,639	5,120
Unpaid Principal Balance, With an allowance recorded	8,257		8,257		12,364	23,944
Unpaid Principal Balance, total	11,108		11,108		16,003	29,064
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	2,845	4,146	2,845	4,146	6,209	4,927
Specific allowance, total	2,845		2,845		6,209	4,927
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	2,841	3,455	3,467	4,215	3,407	4,313
Average Investment in Impaired Loans, With an allowance recorded	8,247	15,614	6,880	14,551	11,551	22,457
Average Investment in Impaired Loans, total	11,088	19,069	10,347	18,766	14,958	26,770
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	25		67	1	1	23
Interest Income Recognized, With an allowance recorded	11	52	68	253	367	234
Interest Income Recognized, total	36	52	135	254	368	257
Commercial
Recorded Balance
Recorded Balance, With no related allowance recorded						109
Recorded Balance, With an allowance recorded					39	242
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded						109
Unpaid Principal Balance, With an allowance recorded					39	242
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded					39	109
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded						246
Average Investment in Impaired Loans, With an allowance recorded					877	110
Interest Income Recognized
Interest Income Recognized, With an allowance recorded					30
Commercial Real Estate
Recorded Balance
Recorded Balance, With no related allowance recorded	1,884		1,884			464
Recorded Balance, With an allowance recorded	4,886		4,886		6,671	5,243
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	1,884		1,884			464
Unpaid Principal Balance, With an allowance recorded	4,886		4,886		6,671	5,243
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	2,034	1,683	2,034	1,683	3,002	315
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	1,889		1,466	760		491
Average Investment in Impaired Loans, With an allowance recorded	4,854	6,607	3,940	5,534	4,987	5,169
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	21		58			3
Interest Income Recognized, With an allowance recorded		36	53	199	232	209
Construction
Recorded Balance
Recorded Balance, With no related allowance recorded					25	572
Recorded Balance, With an allowance recorded					2,150	10,617
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded					776	1,323
Unpaid Principal Balance, With an allowance recorded					2,150	12,440
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded		1,450		1,450	1,740	3,647
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded		572		572	525	572
Average Investment in Impaired Loans, With an allowance recorded		2,150		2,150	2,150	11,244
Residential
Recorded Balance
Recorded Balance, With no related allowance recorded	786		786		2,353	2,588
Recorded Balance, With an allowance recorded	901		901		1,356	4,340
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	786		786		2,353	2,588
Unpaid Principal Balance, With an allowance recorded	901		901		1,355	4,340
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	240	566	240	566	451	387
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	786	2,358	1,836	2,360	2,359	2,728
Average Investment in Impaired Loans, With an allowance recorded	902	5,596	435	5,609	1,378	4,356
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded	4		9			20
Interest Income Recognized, With an allowance recorded	4	13	8	47	54	25
HELOC
Recorded Balance
Recorded Balance, With no related allowance recorded	181		181		510	636
Recorded Balance, With an allowance recorded	2,470		2,470		2,149	1,538
Unpaid Principal Balance
Unpaid Principal Balance, With no related allowance recorded	181		181		510	636
Unpaid Principal Balance, With an allowance recorded	2,470		2,470		2,149	1,679
Specific allowance for impairment of loans
Specific allowance, With no related allowance recorded
Specific allowance, With an allowance recorded	571	447	571	447	977	469
Average Investment in Impaired Loans
Average Investment in Impaired Loans, With no related allowance recorded	166	525	165	523	523	276
Average Investment in Impaired Loans, With an allowance recorded	2,491	1,261	2,505	1,258	2,159	1,578
Interest Income Recognized
Interest Income Recognized, With no related allowance recorded				1	1
Interest Income Recognized, With an allowance recorded	$ 7	$ 3	$ 7	$ 7	$ 51

Summary of Credit Quality (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 199,315	$ 206,699	$ 228,969
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	26,205	26,203	25,572
Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,486	4,361	15,435
Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	96,116	94,513	94,356
Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	19,460	21,054	25,964
Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	53,749	59,176	66,243
Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,299	1,392	1,399
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	181,499	178,317	188,449
Pass | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	25,682	24,582	22,241
Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,486	1,144	2,077
Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	86,866	84,492	85,412
Pass | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	14,644	12,042	14,685
Pass | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	50,522	54,665	62,635
Pass | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,299	1,392	1,399
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	6,323	8,595	8,025
Special Mention | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	255	910	2,238
Special Mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable			773
Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,373	3,351	3,203
Special Mention | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,665	3,804	1,285
Special Mention | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	30	530	526
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	11,493	19,787	32,495
Substandard | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	268	711	1,093
Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable		3,217	12,585
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,877	6,670	5,741
Substandard | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,151	5,208	9,994
Substandard | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,197	3,981	3,082
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Doubtful | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable
Loss | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable

Summary of Past Due Aging of Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	$ 4,211	$ 938	$ 3,915
60-89 Days Past Due	1,609	506	466
Greater Than 90 Days	8,837	13,799	20,294
Total Past Due	14,657	15,243	24,675
Current	184,658	191,456	204,294
Total loans	199,315	206,699	228,969
Loans > 90 Days and Accruing	20
Commercial and industrial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	200
Greater Than 90 Days		39	351
Total Past Due	200	39	351
Current	26,005	26,164	25,221
Total loans	26,205	26,203	25,572
Loans > 90 Days and Accruing
Construction
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due			1,154
Greater Than 90 Days		2,175	9,789
Total Past Due		2,175	10,943
Current	2,486	2,186	4,492
Total loans	2,486	4,361	15,435
Loans > 90 Days and Accruing
Commercial
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	1,801	674	1,958
60-89 Days Past Due	239
Greater Than 90 Days	4,886	4,721	1,052
Total Past Due	6,926	5,395	3,010
Current	89,190	89,118	91,346
Total loans	96,116	94,513	94,356
Loans > 90 Days and Accruing	20
Residential mortgage
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	1,875	204	104
60-89 Days Past Due	870	43	168
Greater Than 90 Days	1,299	4,187	6,928
Total Past Due	4,044	4,434	7,200
Current	15,416	16,620	18,764
Total loans	19,460	21,054	25,964
Loans > 90 Days and Accruing
Home equity
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due	335	60	687
60-89 Days Past Due	500	463	298
Greater Than 90 Days	2,652	2,677	2,174
Total Past Due	3,487	3,200	3,159
Current	50,262	55,976	63,084
Total loans	53,749	59,176	66,243
Loans > 90 Days and Accruing
Individuals loans for household and other personal expenditures
Notes Receivable By Class And Aging [Line Items]
30-59 Days Past Due			12
Total Past Due			12
Current	1,299	1,392	1,387
Total loans	1,299	1,392	1,399
Loans > 90 Days and Accruing

Loans Restructured as TDR (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 Contract	Sep. 30, 2011 Contract	Sep. 30, 2012 Contract	Sep. 30, 2011 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Financing Receivable, Modifications [Line Items]
Count		4	4	5	7	8
Balance Prior to TDR		$ 904	$ 1,633	$ 2,004	$ 9,113	$ 14,789
Balance after TDR		904	1,633	2,032	8,874	14,789
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count			2	1	4	6
Balance Prior to TDR			997	1,100	5,847	8,683
Balance after TDR			997	1,128	5,811	8,683
Construction
Financing Receivable, Modifications [Line Items]
Count		3		3	1
Balance Prior to TDR		533		533	533
Balance after TDR		533		533	344
Residential mortgage
Financing Receivable, Modifications [Line Items]
Count		1	2	1	2	2
Balance Prior to TDR		371	636	371	2,733	6,106
Balance after TDR		$ 371	$ 636	$ 371	$ 2,719	$ 6,106

TDRs that had Payment Defaults (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Count	5
Default Balance	$ 5,036
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count	3	1
Default Balance	4,457	2,352
Residential mortgage
Financing Receivable, Modifications [Line Items]
Count	2
Default Balance	$ 579

Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 19,667	$ 19,537
Accumulated depreciation		(4,546)	(4,002)
Net book value	14,871	15,121	15,535
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		3,908	3,908
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		12,425	12,414
Construction in Progress
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			87
Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross		$ 3,334	$ 3,128

Summary of Aggregate Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Non-interest bearing DDA		$ 36,324	$ 34,047
NOW		75,524	80,282
Money market		41,907	34,560
Regular savings		55,026	50,793
Certificates and time deposits, $100,000 and over		38,201	50,264
Other certificates and time deposits		54,119	59,134
Total deposits	$ 307,430	$ 301,101	$ 309,080

Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Deposit Liabilities [Line Items]
2012	$ 61,841
2013	20,300
2014	2,246
2015	4,085
2016	3,848
Time Deposits, Total	$ 92,320

Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Deposits from related parties	$ 2,575,700	$ 4,271,000

Advances from Federal Home Loan Bank and Other Borrowings - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2010	May 03, 2012	Dec. 31, 2011	May 03, 2012 Marshall And Ilsley Bank	Dec. 31, 2011 Marshall And Ilsley Bank	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum Marshall And Ilsley Bank	Dec. 31, 2011 Minimum
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Advances from Federal Home Loan Bank of Chicago	$ 13,000,000		$ 13,000,000
Minimum, Interest rate of advances			0.30%
Maximum, Interest rate of advances			3.24%
Term mortgage loans used to cover advances can be delinquent						90 years
Percentage of advances that must be covered by mortgage loans on hand								167.00%
Company's loan with the unaffiliated third party, interest rate			6.00%		6.00%
Company's loan with the unaffiliated third party, outstanding balance			1,300,000		1,300,000
Maximum non-performing assets as percentage to tangible capital	65.00%						65.00%
Maximum net loss can incur under loan agreement	250,000						250,000
Expected payment for full settlement of debt		$ 900,000		$ 900,000

Advance from Federal Home Loan Bank and Other Borrowings Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
2012	$ 4,000
2013	4,500
2014	2,500
2015	$ 2,000

Subordinated Debentures - Additional Information (Detail) (Subordinated Debentures, USD $)	12 Months Ended
Dec. 31, 2011
Subordinated Debentures
Subordinated Borrowing [Line Items]
Subordinated debentures issuance and sale	$ 3,500,000
Interest, variable rate	1.62%
Subordinated debentures accrue interest, variable rate	Subordinated debentures accrue interest at a variable rate based on three-month LIBOR plus 1.62%, reset and payable quarterly
Subordinated Borrowing, Interest Rate	2.17%
Debentures maturity date	Sep 21, 2037
Redemption price of subordinated debenture	1,000

Tarp Capital Purchase Program - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Capital Stock [Line Items]
Preferred Stock of series A shares issued for an aggregate purchase price in cash, shares	7,319		7,319	7,319
Preferred Stock of series A shares and serious B warrants issued for an aggregate purchase price in cash	$ 6,970,000		$ 6,970,000
Cumulative dividends rate per annum	5.00%	5.00%	5.00%	5.00%
Series A Preferred Stock
Capital Stock [Line Items]
Preferred Stock of series A shares issued for an aggregate purchase price in cash, shares	6,970		6,970
Cumulative dividends rate per annum	5.00%		5.00%
Series A preferred stock partially redeemable at the rate of issue price as	25.00%		25.00%
Series B Preferred Stock
Capital Stock [Line Items]
Preferred stock Warrant issued	349		349
Cumulative dividends rate per annum	9.00%		9.00%
Series B preferred stock partially redeemable at the rate of liquidation value as	25.00%		25.00%
Cumulative Preferred Stock
Capital Stock [Line Items]
Cumulative dividends rate per annum	9.00%		9.00%
US Treasury Securities
Capital Stock [Line Items]
Company enters into a Letter Agreement and Securities Purchase Agreement with U.S. treasury Department	May 15, 2009		May 15, 2009

Capital Requirements - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jan. 21, 2011
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR			2011-01-21
Tier I capital ( to average assets)	2.90%	3.30%	8.00%
Total capital ( to risk-weighted assets)	5.50%	6.10%	12.00%
Time limit to achieve the capital ratios	120 days	120 days

Minimum Capital Restoration Requirements (Detail)	Dec. 31, 2011
Regulatory Requirements [Line Items]
Well capitalized Capital to Risk Weighted Assets Total	10.00%
Adequately capitalized Capital to Risk Weighted Assets Total	8.00%
Undercapitalized Capital to Risk Weighted Assets Total	6.00%
Well capitalized Capital to Risk Weighted Assets Tier 1	6.00%
Adequately capitalized Capital to Risk Weighted Assets Tier 1	4.00%
Undercapitalized Capital to Risk Weighted Assets Tier 1	3.00%
Well capitalized Tier 1 Capital to Average Assets	5.00%
Adequately capitalized Tier 1 Capital to Average Assets	4.00%
Undercapitalized Tier 1 Capital to Average Assets	3.00%

Summary of Capital Ratios for Bank (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jan. 21, 2011	Sep. 30, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2010 Bank
Regulatory Requirements [Line Items]
Total capital (to risk-weighted assets) Actual Amount				$ 12,326	$ 13,756	$ 21,219
Tier 1 capital (to risk-weighted assets) Actual Amount				9,489	10,860	18,072
Tier 1 capital (to average assets) Actual Amount				9,489	10,860	18,072
Total capital (to risk-weighted assets) Actual Ratio	5.50%	6.10%	12.00%	5.50%	6.10%	8.60%
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount					18,060	19,809
Tier 1 capital (to risk-weighted assets) Actual Ratio				4.20%	4.80%	7.30%
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio		8.00%			8.00%	8.00%
Tier 1 capital (to average assets) Actual Ratio	2.90%	3.30%	8.00%	2.90%	3.30%	5.40%
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount					22,575	24,761
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio		10.00%			10.00%	10.00%
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount					9,030	9,904
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio		4.00%			4.00%	4.00%
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount					13,545	14,857
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio		6.00%			6.00%	6.00%
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Amount					13,181	13,388
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Ratio		4.00%			4.00%	4.00%
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Amount					$ 16,477	$ 16,735
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Ratio		5.00%			5.00%	5.00%

Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution to profit sharing plan charged to expense	$ 32,000	$ 34,000
Director
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense for retirement	29,000	32,000
Amount of deferred directors' fees	$ 1,100,000	$ 1,000,000
Deferred directors' fees credited	2.26%

Summary of Income Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Currently payable tax
Federal	$ 168	$ 161
State	(192)	32
Deferred tax	4,681	(3,558)
Income tax benefit	$ 4,657	$ (3,365)

Summary of Income Tax Benefit Differs from Federal Statutory Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Federal rate of 34 percent	$ (2,159)	$ (2,700)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(144)	(172)
State income tax, net of federal benefit	206	(410)
Cash value of life insurance	(83)	(81)
Valuation allowance	6,535
Other items, net	302	(2)
Income tax benefit	$ 4,657	$ (3,365)

Summary of Income Tax Benefit Differs from Federal Statutory Rates (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Federal rate	34.00%	34.00%

Summary of Year End Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Allowance for loan losses	$ 3,739	$ 2,902
Deferred compensation	653	553
Other-than-temporary-impairment	209	200
Loss carryforward	4,572	2,412
AMT carryover	263	329
Other real estate owned	294
Net unrealized losses on securities available for sale		160
Other	68	339
Total	9,798	6,895
Deferred tax liabilities
Accumulated depreciation	(672)	(550)
Deferred loan fees and costs, net	(166)	(166)
Prepaid expenses	(69)	(70)
Net unrealized gains on securities available for sale	(390)
Federal Home Loan Bank stock dividends	(545)	(522)
State income taxes	(339)	(356)
Other	(150)
Total	(2,331)	(1,664)
Valuation allowance	(7,467)
Net deferred tax asset		$ 5,231

Activity in Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary Of Net Deferred Tax Assets [Line Items]
Beginning balance	$ 5,231
Increase in deferred tax assets	2,903
Decrease in deferred tax liabilities	(667)
Increase in valuation allowance	(7,467)
Ending Balance

Income Taxes - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Federal	Dec. 31, 2011 Illinois
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards			$ 10,100,000	$ 12,200,000
Operating Loss Carryforwards, expiration year			Expire in varying amounts through 2022	Expire in varying amounts through 2029
Alternative minimum tax credits	$ 263,000	$ 329,000

Loss Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Basic
Net loss	$ (354)	$ (1)	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)	(67)	(64)
Dividends on preferred stock	(96)	(96)	(285)	(285)	(380)	(380)
Net loss available to common shareholders	(468)	(114)	(1,919)	(2,476)	(11,453)	(5,018)
Weighted-average common shares outstanding for basic earnings per share	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Basic loss per share	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.2)	$ (4.03)
Diluted
Net loss	(354)	(1)	(1,580)	(2,141)	(11,006)	(4,574)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)	(67)	(64)
Dividends on preferred stock	(96)	(96)	(285)	(285)	(380)	(380)
Net loss available to common shareholders	$ (468)	$ (114)	$ (1,919)	$ (2,476)	$ (11,453)	$ (5,018)
Weighted-average common shares outstanding for basic earnings per share	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Add dilutive effects of assumed exercise of stock options					360
Average shares and dilutive potential common shares	1,245,267	1,245,267	1,245,267	1,245,267	1,245,627	1,245,267
Diluted loss per share	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.2)	$ (4.03)

Loss Per Share - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares	31,830	31,830	32,330	32,730

Stock Options - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended						12 Months Ended
	Dec. 27, 2006	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nonqualified Stock Option Plan	Dec. 31, 2010 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan	Nov. 29, 2006 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan Minimum	Dec. 31, 2004 Nonqualified Stock Option Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option authorized under plan								40,400	100,000
Stock option additional shares authorized under plan								4,600
Stock option vesting period										5 years	10 years
Age of recipient that triggers full vesting								72 years
Stock option term								10 years
Stock split ratio	2
Weighted-average grant-date fair value of options granted						$ 1.05	$ 2.03
Intrinsic value of options exercised						$ 0	$ 0
Unrecognized compensation cost						71,000
Weighted-average period of recognition						5 years
Share based compensation expense		10,000	10,000	12,000	13,000	12,000
Share-based compensation expense tax benefit						5,000
Cash received from option exercise						0	0
Tax benefit from stock options exercise						$ 0	$ 0

Summary of Option Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		26.94%
Expected volatility, minimum	33.40%
Expected volatility, maximum	38.50%
Weighted-average volatility	35.90%	26.94%
Expected dividends	0.00%	0.00%
Expected term (in years)	5 years	5 years
Risk-free rate, minimum	0.91%	1.41%
Risk-free rate, maximum	1.49%	1.55%

Schedule of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Shares
Outstanding, beginning of year	32,730
Granted	1,000
Exercised
Forfeited or expired	(1,400)
Outstanding, end of year	32,330
Exercisable, end of year	12,740
Weighted-Average Exercise Price
Outstanding, beginning of year	$ 20.02
Granted	$ 3.23
Exercised
Forfeited or expired	$ 24
Outstanding, end of year	$ 19.36
Exercisable, end of year	$ 20
Weighted-Average Remaining Contractual Term
Outstanding, end of year	4 years 7 months 24 days
Exercisable, end of year	3 years 4 months 21 days
Aggregate Intrinsic Value
Outstanding, end of year

Components of Other Comprehensive Income (Loss) and Related Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Comprehensive Income Loss [Line Items]
Net unrealized gain on securities available-for-sale	$ 77	$ 546	$ 287	$ 1,648	$ 1,523	$ 121
Less reclassification adjustment for realized gains included in income					(104)	(139)
Other comprehensive gain (loss), before tax effect					1,419	(18)
Tax (benefit) expense			(51)	(38)	550	(7)
Other comprehensive income	$ 47	$ 335	$ 90	$ 946	$ 869	$ (11)

Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	$ 219	$ 224
Commitments to originate loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	3,956	712
Unused lines of credit and letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	58,604	59,365
Performance standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	$ 54	$ 54

Disclosures About Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 50,857	$ 43,931
Preferred stock | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		$ 25

Available for Sale Securities Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 50,857	$ 43,931
Level 1 | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		25
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	50,857	43,931	43,175
Fair Value, Recurring | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	15,358	9,041	11,801
Fair Value, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	11,053	12,926	12,868
Fair Value, Recurring | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	24,190	21,665	18,198
Fair Value, Recurring | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13	25	11
Fair Value, Recurring | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	243	274	297
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13	25	11
Fair Value, Recurring | Level 1 | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	13	25	11
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	50,844	43,906	43,164
Fair Value, Recurring | Level 2 | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	15,358	9,041	11,801
Fair Value, Recurring | Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	11,053	12,926	12,868
Fair Value, Recurring | Level 2 | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	24,190	21,665	18,198
Fair Value, Recurring | Level 2 | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	243	274	297
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | U. S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | Mortgage-backed securities-Government sponsored entities (GSE) residential
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | Preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value, Recurring | Level 3 | SBA guaranteed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale

Fair Value of Assets and Liabilities Measured on Non-Recurring Basis (Detail) (Nonrecurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value	$ 5,413	$ 7,008	$ 11,587
Other real estate owned fair value	3,914	4,722
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value
Other real estate owned fair value
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value
Other real estate owned fair value
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans at fair value	5,413	7,008	11,587
Other real estate owned fair value	$ 3,914	$ 4,722

Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Securities available for sale	$ 50,857	$ 43,931
Carrying Value
Financial assets
Cash and cash equivalents	46,447	44,258	32,487
Interest-bearing time deposits	1,941	3,435	4,827
Securities available for sale	50,857	43,931	43,175
Loans held for sale	3,651	633	1,770
Loans receivable, net	194,217	198,110	221,607
Federal Home Loan Bank stock	1,895	5,398	5,398
Interest receivable	1,094	1,047	1,116
Financial liabilities
Deposits	307,430	301,101	309,080
Federal Home Loan Bank advances	13,000	13,000	13,000
Other borrowings	1,300	1,300	1,500
Subordinated debentures	3,609	3,609	3,609
Interest payable	334	248	245
Fair Value
Financial assets
Cash and cash equivalents		44,258	32,487
Interest-bearing time deposits		3,435	4,827
Securities available for sale		43,931	43,175
Loans held for sale		633	1,770
Loans receivable, net		200,526	224,054
Federal Home Loan Bank stock		5,398	5,398
Interest receivable		1,047	1,116
Financial liabilities
Deposits		303,213	309,575
Federal Home Loan Bank advances		13,356	12,929
Other borrowings		1,300	1,500
Subordinated debentures		1,189	1,163
Interest payable		248	245
Fair Value | Level 1
Financial assets
Cash and cash equivalents	46,447
Interest-bearing time deposits	1,941
Securities available for sale	13
Fair Value | Level 2
Financial assets
Securities available for sale	50,844
Loans held for sale	3,651
Federal Home Loan Bank stock	1,895
Interest receivable	1,094
Financial liabilities
Deposits	308,767
Federal Home Loan Bank advances	13,239
Other borrowings	1,300
Interest payable	334
Fair Value | Level 3
Financial assets
Loans receivable, net	196,479
Financial liabilities
Subordinated debentures	$ 1,210

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Total assets	$ 334,178	$ 328,986		$ 347,096
Liabilities
Other borrowings	1,300	1,300		1,500
Total liabilities	328,693	321,736		329,341
Stockholders' Equity	5,485	7,250	16,285	17,755	22,707
Total liabilities and stockholders' equity	334,178	328,986		347,096
Parent Company
ASSETS
Cash on deposit with the Bank		900		1,352
Investment in common stock of the Bank		11,477		20,923
Other assets		272		599
Total assets		12,649		22,874
Liabilities
Other borrowings		1,300		1,500
Long-term debt		3,609		3,609
Other liabilities		490		10
Total liabilities		5,399		5,119
Stockholders' Equity		7,250		17,755
Total liabilities and stockholders' equity		$ 12,649		$ 22,874

Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Expenses
Interest expense	$ 534	$ 605	$ 1,687	$ 1,914	$ 2,511	$ 3,405
Other expenses	3,308	3,129	9,606	9,310	12,562	11,808
Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank	(384)	(113)	(1,636)	(2,623)	(6,349)	(7,939)
Income tax expense (benefit)	(30)	(112)	(56)	(482)	4,657	(3,365)
Net Loss	(354)	(1)	(1,580)	(2,141)	(11,006)	(4,574)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Income					3	4
Expenses
Interest expense					149	170
Other expenses					207	180
Total expenses					356	350
Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank					(353)	(346)
Income tax expense (benefit)					338	(134)
Loss Before Equity in Undistributed Loss of the Bank					(691)	(212)
Equity in Undistributed Loss of the Bank					(10,315)	(4,362)
Net Loss					$ (11,006)	$ (4,574)

Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Compensation cost of stock options	10	10	12	13
Net cash provided by (used in) operating activities	(1,803)	2,364	27	2,192
Financing Activities
Repayment of borrowings		(2,200)	(2,200)	(13,300)
Dividends paid on preferred stock			(380)	(380)
Net cash from (used in) financing activities	6,329	(17,868)	(8,559)	10,089
Change in cash and cash equivalents	2,189	(3,565)	11,771	6,639
Cash and cash equivalents at beginning of period	44,258	32,487	32,487	25,848
CASH AND CASH EQUIVALENTS AT END OF PERIOD	46,447	28,922	44,258	32,487
Parent Company
Operating Activities
Net loss			(11,006)	(4,574)
Equity in undistributed loss of the Bank			10,315	4,362
Compensation cost of stock options			11	13
Other changes			428	(219)
Net cash provided by (used in) operating activities			(252)	(418)
Financing Activities
Repayment of borrowings			(200)	(300)
Dividends paid on preferred stock				(380)
Net cash from (used in) financing activities			(200)	(680)
Change in cash and cash equivalents			(452)	(1,098)
Cash and cash equivalents at beginning of period		1,352	1,352	2,450
CASH AND CASH EQUIVALENTS AT END OF PERIOD			$ 900	$ 1,352

Regulatory and Supervisory Matters - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jan. 21, 2011
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR			2011-01-21
Tier I capital ( to average assets)	2.90%	3.30%	8.00%
Total capital ( to risk-weighted assets)	5.50%	6.10%	12.00%
Time limit to achieve the capital ratios	120 days	120 days
Required increase of allowance for loan losses	$ 4,728,000	$ 4,728,000
Reducing the bank's risk position in each asset in excess	$ 500,000	$ 500,000

Financial Condition and Management's Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	May 03, 2012	Dec. 31, 2011	Jan. 21, 2011
Liquidity And Capital Resources [Line Items]
Tier I capital ( to total assets)		2.90%		3.30%	8.00%
Total capital (to risk-weighted assets)		5.50%		6.10%	12.00%
Company's loan with the unaffiliated third party, interest rate				6.00%
Company's loan with the unaffiliated third party, outstanding balance				$ 1,300,000
Maximum non-performing assets as percentage to tangible capital	65.00%
Maximum net loss can incur under loan agreement	250,000
Expected payment for full settlement of debt			$ 900,000

Earning Per Share to Common Shareholders (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net loss	$ (354)	$ (1)	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Less: Accretion of discount on preferred stock	(18)	(17)	(54)	(50)	(67)	(64)
Dividends on preferred stock	(96)	(96)	(285)	(285)	(380)	(380)
Loss available to common shareholders	$ (468)	$ (114)	$ (1,919)	$ (2,476)	$ (11,453)	$ (5,018)

Number of Shares Used to Compute Basic and Diluted Loss Per Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Weighted Average Shares Outstanding	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267	1,245,267
Effect of dilutive securities:
Stock options
Average shares and dilutive potential common shares	1,245,267	1,245,267	1,245,267	1,245,267	1,245,627	1,245,267
Loss per share:
Basic	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.2)	$ (4.03)
Diluted	$ (0.38)	$ (0.09)	$ (1.54)	$ (1.99)	$ (9.2)	$ (4.03)

Capital Adequacy and Regulatory and Supervisory Matters - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jan. 21, 2011
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR			2011-01-21
Tier I capital ( to average assets)	2.90%	3.30%	8.00%
Total capital ( to risk-weighted assets)	5.50%	6.10%	12.00%
Time limit to achieve the capital ratios	120 days	120 days
Required increase of allowance for loan losses	$ 4,728,000	$ 4,728,000
Reducing the bank's risk position in each asset in excess	$ 500,000	$ 500,000

Changes in Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,168	$ 6,604
Provision for loan losses	180	173
Charge-offs	(54)	(8)
Recoveries	16	4
Ending balance	5,309	6,773
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	652	658
Provision for loan losses	11	31
Ending balance	663	689
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	3,051	2,780
Provision for loan losses	217	75
Charge-offs	(20)
Recoveries	6
Ending balance	3,254	2,855
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	28	1,543
Provision for loan losses	9	(57)
Ending balance	37	1,486
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18	19
Provision for loan losses		2
Charge-offs		(8)
Recoveries		4
Ending balance	18	17
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	274	789
Provision for loan losses	165	78
Recoveries	10
Ending balance	449	867
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,144	815
Provision for loan losses	(222)	30
Charge-offs	(34)
Ending balance	888	845
Unallocated
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance
Provision for loan losses		14
Charge-offs
Recoveries
Ending balance		$ 14